As filed with the Securities and Exchange Commission on September 6, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
  (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
  (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2017

Date of reporting period:  June 30, 2017

Item 1. Report to Stockholders.

June 30, 2017 www.kineticsfunds.com

# Semi-Annual Report

The **Internet** Fund

The **Global** Fund

The **Paradigm** Fund

The **Medical** Fund

The **Small Cap Opportunities** Fund

The **Market Opportunities** Fund

The **Alternative Income** Fund

The **Multi-Disciplinary Income** Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2017

KINETICS MUTUAL FUNDS, INC.
Shareholders’ Letter

Dear Fellow Shareholders,

We are pleased to present the Kinetics Mutual Funds (“Funds”) Report for the six-month period ended June 30, 2017. Financial market performance during the first half of the year has been highly contradictory, as bond yields, economic growth and inflation rates suggest a far less sanguine environment than is reflected by the steep gains achieved by the equity markets. The broader domestic equity market, defined as the S&P 500 Index (“S&P 500”), rose over 9% in the first half of 2017, while the NASDAQ 100 Index (“NASDAQ 100”) rose nearly 17% during the same period. The NASDAQ 100, by its own definition, is a concentrated index, with over 42% of its exposure in the top five positions. We refer to the S&P 500 as the broader domestic market, for lack of a better term, but it has come to be dominated by these same five companies, which have an average price to earnings multiple greater than 55x.

It can be assumed from the price appreciation of these stocks, and in turn, the index levels, that investors are confident that these companies can continue their rapid growth in spite of lackluster economic expansion. This confidence can be quantified by the market performance of “growth” versus “value” companies this year, with the S&P 500 Growth Index’s performance surpassing that of the S&P 500 Value Index by nearly 8.5% year-to-date. How can this growth optimism be reconciled with the projected long-term GDP growth of 1.8% (per the ever optimistic Federal Reserve Board members) and long-term core inflation of 2%? Generally speaking, revenue growth for corporations approximates nominal GDP growth over time; given the figures in the preceding sentence, we would expect this revenue growth to be less than 4%. Furthermore, GDP growth, for all the variability in its estimates, is simply the sum of growth in employment and productivity. At 4.4% current unemployment, the United States is widely believed to have reached full employment, while productivity growth has averaged approximately 1.2% annually since the last recession.

To place this long-term growth proposition into context, the S&P 500 is currently trading at approximately 24x trailing earnings, although the earnings are expected to increase by nearly 12% by year-end, lowering the multiple to slightly over 21x if these estimates are achieved. Furthermore, analysts expect the index to earn an additional 13% in 2018, or nearly 27% above the current run-rate, amounting to a forward multiple of approximately 19x. The analysts cite “bottom-up” analysis as driving these estimates; individual company earnings are estimated, then aggregated. However, based upon the aggregated data, and assuming 4% revenue growth through 2018, the requisite profit margin expansion required to achieve estimated earnings is nearly 180 basis points, up to 10.90%. Since 1990, the S&P 500 has never achieved a profit margin above 9.62%, with the level averaging 6.47% in the period from 1990 until now. Whether the estimated figures are anchored in margin expansion or sales growth, either scenario appears optimistic—and the market is trading at 19x forward earnings in this rose-tinted scenario. Though one could make the argument that anticipated corporate tax reform is a driver of these estimates, we do not believe that this is reflected in the “bottom up” estimates in question.

Continuing along the lines of tax policy reform, the irrational exuberance1 regarding the new administration following the November 2016 election appears to have abated, but, in general, asset values have not corrected. However, fixed income markets indicate the reality of the challenges ahead for the country, economy and administration. The U.S. 2 Year Treasury Bond yielded approximately 0.84% in the month prior to the election, and currently yields approximately 1.37%. Similarly, the U.S. 10 Year Treasury Bond yielded approximately 1.82% in the month prior to the election, and currently yields approximately 2.27%. The 10 Year yields 45 basis points more, while the 2 year yields 53 basis points more—an ominous “flattening” of the yield curve, a phenomenon that, historically, has frequently been a precursor to economic slowdowns. The Federal Reserve has raised interest rates three times since the election, equating to a tripling in the reference rate over this time. In addition to

1	Intentional reference to Alan Greenspan’s speech in December 1996 regarding the equity market bubbles the Federal Funds rate, the Federal Reserve also sets the interest rate paid on excess reserves (IOER), which has similarly risen by 75 basis points since the election. It is not a sign of economic confidence that the longer-dated Treasury bonds are less sensitive to short-term rate shifts than are shorter term securities; equity markets’ pricing appears to dismiss this reality.

There is a reason why we provide all of this data: it is to elucidate the risks associated with market based equity investments at current valuations. As active managers, we seek to maximize investment returns, but only within a framework of risk management. The widely adopted index funds and ETFs have no consideration of risk control, instead assuming that the markets are an efficient mechanism for pricing risk (although history suggests the contrary). It is unlikely that investors have simply failed to notice the trends discussed above. However, nearly ten years of interest rate suppression has left few investment choices for many investors, particularly those with defined liabilities which they must fund through investment returns. Consider the California State Teacher Retirement System, a state retirement system with approximately $200 billion in assets, which had a $97 billion unfunded pension liability as of the last report. Even this enormous funding gap is predicated on a 7.25% long-term growth in the fund’s assets—the gap would be far greater if lower investment returns were assumed. To understand the magnitude of what this plan requires of its portfolio, consider that the Barclays U.S. Aggregate Index, tracking the most liquid U.S. investment grade bonds, currently has a forward yield of approximately 2.25%. This leaves a massive return requirement for equity (and alternative investments). Assume for a moment that the plan allocated 50% of its assets to investment grade bonds; then, the remaining 50% would need to return over 12% annually to meet the 7.25% return goal. The actual allocation of the plan is currently approximately 60% equity, 20% fixed income and 20% alternatives. The sheer size of the plan, coupled with the lackluster returns available in lower-risk fixed income investments, almost necessitates an aggressive exposure to the equity market. Even though an equity market drawdown would be crippling to this plan, the alternative, conservative approach effectively ensures unfunded liabilities in the future.

Fortunately, not all investors face the same predicament as does the California pension plan. Most investors can focus on taking the appropriate risks, at opportune times. We believe that this is the essence of an unconstrained equity mandate; not to simply invest in the broad market at all times and accept the available risk and return. The Kinetics Mutual Funds all emphasize this approach, and we believe that we will be collectively rewarded for this discipline over time.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary

Dear Fellow Shareholders,

There have been many instances in our collective careers when the price levels of financial assets have appeared detached from fundamental values. Residential real estate values in certain locations come to mind, where purchase prices are frequently well in excess of any quantifiable measure of financial net worth. These assets are, however, luxury goods to be enjoyed by their owners, and an individual’s assessment of value may be well beyond what market forces would suggest. There are similar examples in professional sports teams, wine vineyards and movie studios—the prices at which these assets trade more closely mirror those of novelties than of financial assets. The ultra-rich can justify buying a break-even sports franchise or loss-making acreage in the Napa Valley. Investors in public markets, however, are understandably held to a different standard, one by which the asset valuations are purely financial. Is there any discernable novelty in owning stocks and marveling at their prices on a brokerage statement? We think not; therefore, it is difficult to reconcile ever more irrational prices being assigned to public financial assets.

It bears mention that asset prices are set by human decisions, even in an increasingly automated world (we have written elsewhere about the asset price distortion, but that will not be the topic for this letter). Most investment decisions are motivated by a rational self-interest. Make no mistake, it is in the best interest of nearly all financial market intermediaries (i.e., brokers, bankers, traders et al) for investors to allocate capital into risk assets and shift allocations regularly. The financial market ecosystem depends on these transactions to generate fees, provide liquidity and establish asset prices. The alignment of interest with the actual investor or financial beneficiary, however, is dubious at best. In any event, we have seen the market levitate over the past two years despite a general lack of financial justification. Case in point, the S&P 500 Index (“Index”) has risen by nearly 23% since the third quarter of 2014, at which time the trailing index earnings were approximately $106. The Index is currently expected to earn approximately $105 per share for the twelve months ended June 30, 2017. Thus, the valuation of the Index has risen from approximately 18.6x earnings in Q3 2014, to 23.6x earnings at the end of June 2017. We once argued that lower interest rates facilitated this speculative expansion; however, after nearly halving its level compared to September 2014, the yield on the 10 Year U.S. Treasury now approximates the 2014 level.

Throughout this market appreciation over the past three years, there has been no shortage of market pundits advocating higher equity exposure. The common logic is related to the absolute level of yield available in fixed income markets, and the likelihood of rising interest rates in the future. The problem with this logic is that investing shouldn’t be about choosing among the least bad choices – there are alternatives to this conventional asset allocation methodology, which is precisely what the Kinetics Funds seek to provide. Now that even the most hyperbolic of market advocates must acknowledge that the equity market opportunity is not quite as attractive as it once was, they simply suggest allocations to European and emerging market equities, which should benefit from the stronger U.S. Dollar and have lower valuations than domestic markets. Another shift to a “less bad” option, it would appear.

The music in this rotation of assets will eventually stop—that is all but certain. We choose to prepare for this by avoiding many of the factors that we believe contribute to the current situation. We recall this situation ten years ago, on the precipice of a calamitous global financial crisis. Ten years prior to that, we were in the mature stages of the surging technology market bubble. Those who endured those cycles with attractive long-term returns, as the Funds generally have, tended to emphasize asset management over asset gathering. The self-interest of those employed in the asset management business is to maximize profit, a task far easier achieved in the short-term thorough garnering assets, as opposed to the organic growth of existing capital. This is certainly a central element of the bias of those who continue to promote market based investing. In truth, business longevity, and its benefit to the manager and client alike, accrues through prudence.

We will continue to invest in companies based on compelling, tangible financial metrics, and will continue to eschew opportunities not having them. There is an abundance of such companies at present, but tactical market based allocations will garner little to no exposure to them; they are not well-represented in the indexes, thus, from the perspective of most investors, they might as well not be publicly traded. Such is the market structure. As with all cycles, new opportunities will arise as others wither, and we will remain diligently attuned and ready to harvest gains and allocate capital when appropriate.

The Funds generated returns as follows during the first half of the 2017 year (No-Load Class): The Paradigm Fund +6.91%, The Multi-Disciplinary Income Fund +3.50%, The Small Cap Opportunities Fund +4.09%, The Market Opportunities Fund +7.89%, The Internet Fund +13.37%, The Medical Fund +9.13%, The Alternative Income Fund +1.32% and The Global Fund +8.99%. This compares to returns of +9.34% for the S&P 500 Index and +11.48% for the MSCI All Country World Index.

Shareholders can continue to access additional information from our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on companies that are valued attractively and currently have, or are expected to soon have, sustainable high business returns. The Fund has produced attractive risk adjusted returns since its inception, while maintaining amongst the lowest turnover rates in the industry. The Paradigm Fund is Kinetics’ flagship fund.

The Multi-Disciplinary Income Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may cause the manager to purchase equity securities.

The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that have the potential for rewarding long-term investment results. The same investment fundamentals employed by The Paradigm Fund are used to identify such opportunities.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility and is not designed to be a major component of one’s equity exposure.

The Internet Fund is a sector fund that focuses on companies engaged in and/or benefitting from the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. More recently, this Fund has been focusing on content companies, which we believe will be the winners in the next generation of Internet development.

The Global Fund is focused on selecting long life cycle international companies that can generate long-term wealth through their business operations. This Fund is presently identifying what we believe to be exciting opportunities in the more developed markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.

The Alternative Income Fund seeks to provide current income and gains, with a secondary objective of obtaining long-term growth of capital. The Fund utilizes stock options and fixed-income investments in order generate a total return that exceeds that of most short-term U.S. fixed income indexes, with limited market value variability.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.

International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.

Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi-Disciplinary Income Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds, except The Global Fund, The Alternative Income Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The MSCI All Country World Index (MSCI ACWI) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com. July 1, 2017 — Kinetics Asset Management LLC®

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example June 30, 2017 (Unaudited)

A shareholder of a mutual fund incurs two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other fund specific expenses. The example is intended to help the shareholder understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (each a “Feeder Fund” and collectively the “Feeder Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

Actual Expenses

The Actual Expenses comparison provides information about actual account values and actual expenses. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Feeder Fund and any other Feeder Fund. The Feeder Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Feeder Funds. The Feeder Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders as described in the Feeder Funds’ prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2017 (Unaudited)

A shareholder may use the information in this line, together with the amounts invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on the Feeder Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the Hypothetical Example for Comparison Purposes is useful in comparing ongoing costs only, and will not help to determine the relative total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2017 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/17
	(1/1/17)	(6/30/17)	Ratio	to 6/30/17)

The Internet Fund
No Load Class Actual	$1,000.00	$1,133.70	1.85%	$9.79
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,015.62	1.85%	$9.25
Advisor Class A Actual	$1,000.00	$1,132.30	2.10%	$11.10
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.38	2.10%	$10.49
Advisor Class C Actual	$1,000.00	$1,129.50	2.60%	$13.73
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,011.90	2.60%	$12.97

The Global Fund
No Load Class Actual - after
expense reimbursement	$1,000.00	$1,089.90	1.39%	$7.20
No Load Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual - after
expense reimbursement	$1,000.00	$1,086.70	1.64%	$8.49
Advisor Class A Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual - after
expense reimbursement	$1,000.00	$1,084.20	2.14%	$11.06
Advisor Class C Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

The Paradigm Fund
No Load Class Actual - after
expense reimbursement	$1,000.00	$1,069.10	1.64%	$8.41
No Load Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual - after
expense reimbursement	$1,000.00	$1,067.60	1.89%	$9.69
Advisor Class A Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual - after
expense reimbursement	$1,000.00	$1,065.20	2.39%	$12.24
Advisor Class C Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2017 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/17
	(1/1/17)	(6/30/17)	Ratio	to 6/30/17)

The Paradigm Fund — (Continued)
Institutional Class Actual - after
expense reimbursement	$1,000.00	$1,070.10	1.44%	$7.39
Institutional Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Medical Fund
No Load Class Actual - after
expense reimbursement	$1,000.00	$1,091.30	1.39%	$7.21
No Load Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class A Actual - after
expense reimbursement	$1,000.00	$1,089.50	1.64%	$8.50
Advisor Class A Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class C Actual - after
expense reimbursement	$1,000.00	$1,086.80	2.14%	$11.07
Advisor Class C Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,014.18	2.14%	$10.69

The Small Cap Opportunities Fund
No Load Class Actual - after
expense reimbursement	$1,000.00	$1,040.90	1.64%	$8.30
No Load Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual - after
expense reimbursement	$1,000.00	$1,039.70	1.89%	$9.56
Advisor Class A Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual - after
expense reimbursement	$1,000.00	$1,037.20	2.39%	$12.07
Advisor Class C Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual - after
expense reimbursement	$1,000.00	$1,042.00	1.44%	$7.29
Institutional Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2017 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/17
	(1/1/17)	(6/30/17)	Ratio	to 6/30/17)

The Market Opportunities Fund
No Load Class Actual - after
expense reimbursement	$1,000.00	$1,078.90	1.64%	$8.45
No Load Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,016.66	1.64%	$8.20
Advisor Class A Actual - after
expense reimbursement	$1,000.00	$1,078.00	1.89%	$9.74
Advisor Class A Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,015.42	1.89%	$9.44
Advisor Class C Actual - after
expense reimbursement	$1,000.00	$1,074.80	2.39%	$12.30
Advisor Class C Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class Actual - after
expense reimbursement	$1,000.00	$1,080.20	1.44%	$7.43
Institutional Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,017.65	1.44%	$7.20

The Alternative Income Fund
No Load Class Actual - after
expense reimbursement	$1,000.00	$1,013.20	0.95%	$4.74
No Load Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,020.08	0.95%	$4.76
Advisor Class A Actual - after
expense reimbursement	$1,000.00	$1,011.80	1.20%	$5.99
Advisor Class A Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,018.84	1.20%	$6.01
Advisor Class C Actual - after
expense reimbursement	$1,000.00	$1,009.20	1.70%	$8.47
Advisor Class C Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,016.36	1.70%	$8.50
Institutional Class Actual - after
expense reimbursement	$1,000.00	$1,014.00	0.75%	$3.75
Institutional Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,021.08	0.75%	$3.76

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2017 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/17
	(1/1/17)	(6/30/17)	Ratio	to 6/30/17)

The Multi-Disciplinary Income Fund
No Load Class Actual - after
expense reimbursement	$1,000.00	$1,035.00	1.49%	$7.52
No Load Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,017.41	1.49%	$7.45
Advisor Class A Actual - after
expense reimbursement	$1,000.00	$1,033.80	1.74%	$8.77
Advisor Class A Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,016.17	1.74%	$8.70
Advisor Class C Actual - after
expense reimbursement	$1,000.00	$1,031.80	2.24%	$11.28
Advisor Class C Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,013.69	2.24%	$11.18
Institutional Class Actual - after
expense reimbursement	$1,000.00	$1,035.80	1.29%	$6.51
Institutional Class Hypothetical (5% return
before expenses) - after
expense reimbursement	$1,000.00	$1,018.40	1.29%	$6.46

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Feeder Fund’s annualized expense ratio after expense reimbursement multiplied by the average account value over the period, multiplied by 181/365.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2017 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$121,410,563	$8,780,998
Receivable from Adviser	—	11,227
Receivable for Master Portfolio interest sold	55,827	—
Receivable for Fund shares sold	4,230	55,006
Prepaid expenses and other assets	29,444	28,066
Total Assets	121,500,064	8,875,297
LIABILITIES:
Payable for Master Portfolio interest purchased	—	43,009
Payable to Directors	3,163	224
Payable to Chief Compliance Officer	152	9
Payable for Fund shares repurchased	60,057	11,997
Payable for shareholder servicing fees	25,268	1,828
Payable for distribution fees	1,196	2,085
Accrued expenses and other liabilities	36,187	14,587
Total Liabilities	126,023	73,739
Net Assets	$121,374,041	$8,801,558
NET ASSETS CONSIST OF:
Paid in capital	$62,730,677	$7,068,375
Accumulated net investment loss	(1,074,557)	(44,283)
Accumulated net realized gain on investments and foreign currency	10,432,624	36,517
Net unrealized appreciation on:
Investments and foreign currency	49,285,297	1,740,949
Net Assets	$121,374,041	$8,801,558
CALCULATION OF NET ASSET VALUE PER SHARE - NO LOAD CLASS:
Net Assets	$118,360,315	$5,683,734
Shares outstanding	2,654,422	997,783
Net asset value per share (offering price and redemption price)	$44.59	$5.70
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS A:
Net Assets	$2,157,706	$493,083
Shares outstanding	50,717	87,358
Net asset value per share (redemption price)	$42.54	$5.64
Offering price per share ($42.54 divided by .9425 and $5.64 divided by .9425)	$45.14	$5.98
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS C:
Net Assets	$856,020	$2,624,741
Shares outstanding	21,954	484,967
Net asset value per share (offering price and redemption price)	$38.99	$5.41

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2017 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$675,852,285	$20,822,830
Receivable from Adviser	92,456	12,850
Receivable for Master Portfolio interest sold	—	5,327
Receivable for Fund shares sold	646,835	1,289
Prepaid expenses and other assets	63,935	23,464
Total Assets	676,655,511	20,865,760
LIABILITIES:
Payable for Master Portfolio interest purchased	125,450	—
Payable to Directors	20,360	569
Payable to Chief Compliance Officer	1,366	27
Payable for Fund shares repurchased	521,385	6,616
Payable for shareholder servicing fees	111,161	4,283
Payable for distribution fees	95,595	951
Accrued expenses and other liabilities	158,646	16,453
Total Liabilities	1,033,963	28,899
Net Assets	$675,621,548	$20,836,861
NET ASSETS CONSIST OF:
Paid in capital	$911,609,390	$12,343,736
Accumulated net investment income (loss)	(11,347,378)	173,568
Accumulated net realized gain (loss) on investments and foreign currency	(521,251,566)	1,981,516
Net unrealized appreciation on:
Investments and foreign currency	296,611,102	6,338,041
Net Assets	$675,621,548	$20,836,861
CALCULATION OF NET ASSET VALUE PER SHARE - NO LOAD CLASS:
Net Assets	$291,136,945	$17,045,127
Shares outstanding	7,236,379	586,825
Net asset value per share (offering price and redemption price)	$40.23	$29.05
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS A:
Net Assets	$100,936,208	$3,435,980
Shares outstanding	2,576,675	122,663
Net asset value per share (redemption price)	$39.17	$28.01
Offering price per share ($39.17 divided by .9425 and $28.01 divided by .9425)	$41.56	$29.72
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS C:
Net Assets	$108,439,253	$355,754
Shares outstanding	2,935,288	13,100
Net asset value per share (offering price and redemption price)	$36.94	$27.16
CALCULATION OF NET ASSET VALUE PER SHARE - INSTITUTIONAL CLASS:
Net Assets	$175,109,142	N/A
Shares outstanding	4,329,834	N/A
Net asset value per share (offering price and redemption price)	$40.44	N/A

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2017 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$163,909,703	$46,492,748
Receivable from Adviser	34,859	10,972
Receivable for Master Portfolio interest sold	71,839	43,088
Receivable for Fund shares sold	6,611	1,806
Prepaid expenses and other assets	36,228	31,743
Total Assets	164,059,240	46,580,357
LIABILITIES:
Payable to Directors	4,982	1,208
Payable to Chief Compliance Officer	333	59
Payable for Fund shares repurchased	78,450	44,894
Payable for shareholder servicing fees	29,670	9,103
Payable for distribution fees	8,004	4,415
Accrued expenses and other liabilities	45,792	20,329
Total Liabilities	167,231	80,008
Net Assets	$163,892,009	$46,500,349
NET ASSETS CONSIST OF:
Paid in capital	$251,270,046	$43,269,259
Accumulated net investment loss	(7,140,592)	(1,045,635)
Accumulated net realized loss on investments and foreign currency	(78,352,044)	(9,065,162)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(1,885,401)	13,341,887
Net Assets	$163,892,009	$46,500,349
CALCULATION OF NET ASSET VALUE PER SHARE - NO LOAD CLASS:
Net Assets	$119,170,872	$34,345,339
Shares outstanding	2,819,803	1,743,169
Net asset value per share (offering price and redemption price)	$42.26	$19.70
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS A:
Net Assets	$12,278,650	$4,550,171
Shares outstanding	298,572	233,641
Net asset value per share (redemption price)	$41.12	$19.48
Offering price per share ($41.12 divided by .9425 and $19.48 divided by .9425)	$43.63	$20.67
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS C:
Net Assets	$7,960,973	$4,926,576
Shares outstanding	201,341	261,749
Net asset value per share (offering price and redemption price)	$39.54	$18.82
CALCULATION OF NET ASSET VALUE PER SHARE - INSTITUTIONAL CLASS:
Net Assets	$24,481,514	$2,678,263
Shares outstanding	570,740	134,330
Net asset value per share (offering price and redemption price)	$42.89	$19.94

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2017 (Unaudited)

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Income Fund
ASSETS:
Investments in the Master Portfolio, at value*	$28,369,128	$56,274,149
Receivable from Adviser	17,959	22,101
Receivable for Master Portfolio interest sold	37,376	—
Receivable for Fund shares sold	22,610	158,686
Prepaid expenses and other assets	44,919	33,299
Total Assets	28,491,992	56,488,235
LIABILITIES:
Payable for Master Portfolio interest purchased	—	148,937
Payable to Directors	782	1,895
Payable to Chief Compliance Officer	43	180
Payable for Fund shares repurchased	59,986	9,749
Payable for shareholder servicing fees	2,887	5,969
Payable for distribution fees	2,155	7,605
Accrued expenses and other liabilities	17,395	28,099
Total Liabilities	83,248	202,434
Net Assets	$28,408,744	$56,285,801
NET ASSETS CONSIST OF:
Paid in capital	$33,212,339	$58,159,486
Accumulated net investment income	6,101	54,576
Accumulated net realized loss on investments, foreign currency and written option contracts	(4,811,819)	(906,298)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(9,967)	(1,021,963)
Written option contracts	12,090	—
Net Assets	$28,408,744	$56,285,801
CALCULATION OF NET ASSET VALUE PER SHARE - NO LOAD CLASS:
Net Assets	$5,368,815	$7,791,725
Shares outstanding	55,568	703,153
Net asset value per share (offering price and redemption price)	$96.62	$11.08
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS A:
Net Assets	$3,197,724	$6,002,490
Shares outstanding	33,466	544,315
Net asset value per share (redemption price)	$95.55	$11.03
Offering price per share ($95.55 divided by .9425 and $11.03 divided by .9425)	$101.38	$11.70
CALCULATION OF NET ASSET VALUE PER SHARE - ADVISOR CLASS C:
Net Assets	$1,626,497	$8,103,654
Shares outstanding	17,647	742,323
Net asset value per share (offering price and redemption price)	$92.17	$10.92
CALCULATION OF NET ASSET VALUE PER SHARE - INSTITUTIONAL CLASS:
Net Assets	$18,215,708	$34,387,932
Shares outstanding	185,855	3,097,325
Net asset value per share (offering price and redemption price)	$98.01	$11.10

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Six Months Ended June 30, 2017 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$37,742	$19,927
Interest	137,666	10,743
Income from securities lending	49,663	4,236
Expenses allocated from Master Portfolio	(784,743)	(64,542)
Net investment loss from Master Portfolio	(559,672)	(29,636)
EXPENSES:
Distribution fees — Advisor Class A	2,609	530
Distribution fees — Advisor Class C	2,901	7,985
Shareholder servicing fees — Advisor Class A	2,609	530
Shareholder servicing fees — Advisor Class C	967	2,662
Shareholder servicing fees — No Load Class	139,877	6,865
Transfer agent fees and expenses	55,738	8,971
Reports to shareholders	9,797	1,545
Administration fees	23,858	2,551
Professional fees	9,117	4,454
Directors’ fees	5,346	382
Chief Compliance Officer fees	1,105	81
Registration fees	25,042	22,606
Fund accounting fees	2,842	199
Other expenses	2,545	156
Total expenses	284,353	59,517
Less, expense reimbursement	—	(59,629)
Net expenses	284,353	(112)
Net investment loss	(844,025)	(29,524)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	4,291,328	40,968
Net change in unrealized appreciation of:
Investments and foreign currency	11,086,073	660,193
Net gain on investments	15,377,401	701,161
Net increase in net assets resulting from operations	$14,533,376	$671,637
† Net of foreign taxes withheld of:	$—	$2,600

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2017 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$2,074,717	$295,788
Interest	274,493	568
Income from securities lending	106,936	4,274
Expenses allocated from Master Portfolio	(5,154,973)	(147,186)
Net investment income (loss) from Master Portfolio	(2,698,827)	153,444
EXPENSES:
Distribution fees — Advisor Class A	128,535	4,355
Distribution fees — Advisor Class C	416,905	1,452
Shareholder servicing fees — Advisor Class A	128,535	4,355
Shareholder servicing fees — Advisor Class C	138,968	484
Shareholder servicing fees — No Load Class	392,345	20,955
Shareholder servicing fees — Institutional Class	227,198	—
Transfer agent fees and expenses	114,051	11,664
Reports to shareholders	46,267	2,085
Administration fees	162,380	4,301
Professional fees	39,100	4,982
Directors’ fees	37,219	949
Chief Compliance Officer fees	8,074	197
Registration fees	37,351	22,476
Fund accounting fees	20,621	511
Other expenses	17,239	513
Total expenses	1,914,788	79,279
Less, expense waiver for Institutional Class shareholder servicing fees	(170,399)	—
Less, expense reimbursement	(389,490)	(77,241)
Net expenses	1,354,899	2,038
Net investment income (loss)	(4,053,726)	151,406
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	21,916,004	1,481,731
Net change in unrealized appreciation of:
Investments and foreign currency	30,015,407	173,029
Net gain on investments	51,931,411	1,654,760
Net increase in net assets resulting from operations	$47,877,685	$1,806,166
† Net of foreign taxes withheld of:	$68,151	$15,625

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2017 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT LOSS ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$758,787	$147,890
Interest	34,398	31,283
Income from securities lending	93,526	16,277
Expenses allocated from Master Portfolio	(1,273,144)	(307,978)
Net investment loss from Master Portfolio	(386,433)	(112,528)
EXPENSES:
Distribution fees — Advisor Class A	16,587	5,471
Distribution fees — Advisor Class C	30,495	17,394
Shareholder servicing fees — Advisor Class A	16,587	5,471
Shareholder servicing fees — Advisor Class C	10,165	5,798
Shareholder servicing fees — No Load Class	154,304	40,215
Shareholder servicing fees — Institutional Class	39,940	2,754
Transfer agent fees and expenses	29,400	14,125
Reports to shareholders	13,984	3,486
Administration fees	39,447	10,025
Professional fees	12,597	6,070
Directors’ fees	9,044	2,088
Chief Compliance Officer fees	1,957	443
Registration fees	29,874	29,438
Fund accounting fees	4,972	1,112
Other expenses	4,379	920
Total expenses	413,732	144,810
Less, expense waiver for Institutional Class shareholder servicing fees	(29,956)	(2,066)
Less, expense reimbursement	(134,541)	(70,288)
Net expenses	249,235	72,456
Net investment loss	(635,668)	(184,984)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	14,400,300	(301,224)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(7,571,814)	3,914,476
Net gain on investments	6,828,486	3,613,252
Net increase in net assets resulting from operations	$6,192,818	$3,428,268
† Net of foreign taxes withheld of:	$37,765	$10,658

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2017 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$42,219	$228,109
Interest	76,634	1,564,477
Income from securities lending	—	33,664
Expenses allocated from Master Portfolio	(149,723)	(531,149)
Net investment income (loss) from Master Portfolio	(30,870)	1,295,101
EXPENSES:
Distribution fees — Advisor Class A	3,761	8,311
Distribution fees — Advisor Class C	6,058	30,274
Shareholder servicing fees — Advisor Class A	3,761	8,311
Shareholder servicing fees — Advisor Class C	2,019	10,091
Shareholder servicing fees — No Load Class	7,196	8,903
Shareholder servicing fees — Institutional Class	17,900	54,130
Transfer agent fees and expenses	12,648	17,947
Reports to shareholders	2,968	8,726
Administration fees	6,864	17,593
Professional fees	5,357	7,788
Directors’ fees	1,332	3,907
Chief Compliance Officer fees	282	883
Registration fees	25,770	31,507
Fund accounting fees	702	2,204
Other expenses	625	2,082
Total expenses	97,243	212,657
Less, expense waiver for Institutional Class shareholder servicing fees	(13,425)	(40,597)
Less, expense reimbursement	(107,288)	(152,752)
Net expenses	(23,470)	19,308
Net investment income (loss)	(7,400)	1,275,793
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	3,354	464,366
Written option contracts expired or closed	557,911	4,585
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	24,712	659,489
Written option contracts	(203,526)	(4,535)
Net gain on investments	382,451	1,123,905
Net increase in net assets resulting from operations	$375,051	$2,399,698

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
OPERATIONS:
Net investment loss	$(844,025)	$(1,955,770)	$(29,524)	$(25,970)
Net realized gain on sale of investments and foreign currency	4,291,328	13,022,035	40,968	111,804
Net change in unrealized appreciation (depreciation) of investments and foreign currency	11,086,073	(8,519,074)	660,193	854,717
Net increase in net assets resulting from operations	14,533,376	2,547,191	671,637	940,551
DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net realized gains	—	(8,879,758)	—	(21,202)
Total distributions	—	(8,879,758)	—	(21,202)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net realized gains	—	(169,077)	—	(1,243)
Total distributions	—	(169,077)	—	(1,243)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net realized gains	—	(63,603)	—	(8,029)
Total distributions	—	(63,603)	—	(8,029)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	1,632,152	1,046,833	816,367	484,783
Redemption fees	534	94	40	26
Proceeds from shares issued to holders in reinvestment of dividends	—	8,711,883	—	20,774
Cost of shares redeemed	(7,375,071)	(15,786,204)	(908,976)	(584,869)
Net decrease in net assets resulting from capital share transactions	(5,742,385)	(6,027,394)	(92,569)	(79,286)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	263,322	368,808	232,847	15,934
Redemption fees	—	—	—	20
Proceeds from shares issued to holders in reinvestment of dividends	—	132,819	—	910
Cost of shares redeemed	(293,429)	(1,422,733)	(83,726)	(123,596)
Net increase (decrease) in net assets resulting from capital share transactions	(30,107)	(921,106)	149,121	(106,732)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$83,299	$177,434	$622,258	$181,562
Proceeds from shares issued to holders in reinvestment of dividends	—	60,833	—	7,727
Cost of shares redeemed	(26,676)	(325,978)	(94,336)	(103,278)
Net increase (decrease) in net assets resulting from capital share transactions	56,623	(87,711)	527,922	86,011

TOTAL INCREASE (DECREASE) IN NET ASSETS:	8,817,507	(13,601,458)	1,256,111	810,070
NET ASSETS:
Beginning of period	112,556,534	126,157,992	7,545,447	6,735,377
End of period*	$121,374,041	$112,556,534	$8,801,558	$7,545,447
* Including undistributed net investment loss of:	$(1,074,557)	$(230,532)	$(44,283)	$(14,759)
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	36,886	25,912	147,967	99,946
Shares issued in reinvestments of dividends and distributions	—	221,507	—	3,972
Shares redeemed	(177,788)	(387,166)	(166,120)	(121,826)
Net decrease in shares outstanding	(140,902)	(139,747)	(18,153)	(17,908)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	6,723	9,415	43,700	3,331
Shares issued in reinvestments of dividends and distributions	—	3,535	—	175
Shares redeemed	(7,199)	(36,091)	(15,825)	(26,471)
Net increase (decrease) in shares outstanding	(476)	(23,141)	27,875	(22,965)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	2,312	4,936	118,739	39,782
Shares issued in reinvestments of dividends and distributions	—	1,762	—	1,548
Shares redeemed	(739)	(9,057)	(18,587)	(22,287)
Net increase (decrease) in shares outstanding	1,573	(2,359)	100,152	19,043

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
OPERATIONS:
Net investment income (loss)	$(4,053,726)	$(8,912,000)	$151,406	$151,178
Net realized gain on sale of investments and foreign currency	21,916,004	77,793,743	1,481,731	1,820,994
Net change in unrealized appreciation (depreciation) of investments and foreign currency	30,015,407	64,985,193	173,029	(4,341,168)
Net increase (decrease) in net assets resulting from operations	47,877,685	133,866,936	1,806,166	(2,368,996)
DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	—	—	(137,517)
Net realized gains	—	—	—	(830,858)
Total distributions	—	—	—	(968,375)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	—	—	(13,525)
Net realized gains	—	—	—	(182,376)
Total distributions	—	—	—	(195,901)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net realized gains	—	—	—	(21,406)
Total distributions	—	—	—	(21,406)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	20,319,282	71,124,008	310,781	734,660
Redemption fees	4,171	5,502	416	68
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	954,798
Cost of shares redeemed	(86,087,746)	(77,240,016)	(2,297,321)	(3,621,222)
Net decrease in net assets resulting from capital share transactions	(65,764,293)	(6,110,506)	(1,986,124)	(1,931,696)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	4,621,423	7,383,372	68,467	451,900
Redemption fees	131	267	2	60
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	180,459
Cost of shares redeemed	(14,341,652)	(49,899,412)	(620,338)	(2,471,535)
Net decrease in net assets resulting from capital share transactions	(9,720,098)	(42,515,773)	(551,869)	(1,839,116)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$1,953,213	$4,653,364	$—	$6,374
Redemption fees	19	861	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	14,965
Cost of shares redeemed	(12,521,379)	(26,116,371)	(100,391)	(132,593)
Net decrease in net assets resulting from capital share transactions	(10,568,147)	(21,462,146)	(100,391)	(111,254)
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	30,666,211	57,494,542	N/A	N/A
Redemption fees	776	4,908	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	—	N/A	N/A
Cost of shares redeemed	(140,481,254)	(135,527,003)	N/A	N/A
Net decrease in net assets resulting from capital share transactions	(109,814,267)	(78,027,553)	N/A	N/A
TOTAL DECREASE IN NET ASSETS:	(147,989,120)	(14,249,042)	(832,218)	(7,436,744)
NET ASSETS:
Beginning of period	823,610,668	837,859,710	21,669,079	29,105,823
End of period*	$675,621,548	$823,610,668	$20,836,861	$21,669,079
* Including undistributed net investment income (loss) of:	$(11,347,378)	$(7,293,652)	$173,568	$22,162
CHANGES IN SHARES OUTSTANDING —NO LOAD CLASS:
Shares sold	520,946	2,015,977	11,157	26,060
Shares issued in reinvestments of dividends and distributions	—	—	—	35,868
Shares redeemed	(2,235,863)	(2,413,372)	(83,889)	(129,197)
Net decrease in shares outstanding	(1,714,917)	(397,395)	(72,732)	(67,269)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	122,247	223,808	2,517	16,960
Shares issued in reinvestments of dividends and distributions	—	—	—	7,019
Shares redeemed	(378,339)	(1,639,715)	(23,255)	(91,635)
Net decrease in shares outstanding	(256,092)	(1,415,907)	(20,738)	(67,656)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	54,762	156,056	—	255
Shares issued in reinvestments of dividends and distributions	—	—	—	599
Shares redeemed	(347,957)	(857,941)	(3,807)	(5,051)
Net decrease in shares outstanding	(293,195)	(701,885)	(3,807)	(4,197)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	786,679	1,715,989	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	—	N/A	N/A
Shares redeemed	(3,624,769)	(4,199,430)	N/A	N/A
Net decrease in shares outstanding	(2,838,090)	(2,483,441)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

			The Market
	The Small Cap		Opportunities
	Opportunities Fund		Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
OPERATIONS:
Net investment loss	$(635,668)	$(2,055,836)	$(184,984)	$(422,185)
Net realized gain (loss) on sale of investments and foreign currency	14,400,300	3,396,417	(301,224)	2,288,261
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(7,571,814)	41,387,172	3,914,476	5,650,095
Net increase in net assets resulting from operations	6,192,818	42,727,753	3,428,268	7,516,171
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	2,575,000	6,517,422	402,589	621,393
Redemption fees	1,022	3,423	—	80
Cost of shares redeemed	(20,660,751)	(46,268,511)	(755,741)	(5,340,260)
Net decrease in net assets resulting from capital share transactions	(18,084,729)	(39,747,666)	(353,152)	(4,718,787)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	346,430	1,044,917	466,702	518,836
Redemption fees	11	126	—	—
Cost of shares redeemed	(2,259,804)	(4,883,859)	(781,988)	(1,215,323)
Net decrease in net assets resulting from capital share transactions	(1,913,363)	(3,838,816)	(315,286)	(696,487)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	164,145	425,153	357,633	69,290
Redemption fees	—	99	—	—
Cost of shares redeemed	(911,849)	(2,510,620)	(205,472)	(470,568)
Net increase (decrease) in net assets resulting from capital share transactions	(747,704)	(2,085,368)	152,161	(401,278)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	$6,705,700	$18,338,379	$842,565	$851,210
Redemption fees	205	68	13	—
Cost of shares redeemed	(33,340,415)	(30,302,253)	(822,675)	(1,148,652)
Net increase (decrease) in net assets resulting from capital share transactions	(26,634,510)	(11,963,806)	19,903	(297,442)
TOTAL INCREASE (DECREASE) IN NET ASSETS:	(41,187,488)	(14,907,903)	2,931,894	1,402,177
NET ASSETS:
Beginning of period	205,079,497	219,987,400	43,568,455	42,166,278
End of period*	$163,892,009	$205,079,497	$46,500,349	$43,568,455
* Including undistributed net investment loss of:	$(7,140,592)	$(6,504,924)	$(1,045,635)	$(860,651)
CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	62,534	174,596	21,612	36,332
Shares redeemed	(505,162)	(1,355,350)	(40,720)	(334,070)
Net decrease in shares outstanding	(442,628)	(1,180,754)	(19,108)	(297,738)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	8,679	29,681	24,530	30,539
Shares redeemed	(56,321)	(149,461)	(41,968)	(78,792)
Net decrease in shares outstanding	(47,642)	(119,780)	(17,438)	(48,253)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	4,239	12,743	20,195	4,450
Shares redeemed	(23,926)	(77,943)	(11,342)	(30,070)
Net increase (decrease) in shares outstanding	(19,687)	(65,200)	8,853	(25,620)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	161,732	517,218	45,001	48,793
Shares redeemed	(818,255)	(841,757)	(42,088)	(71,360)
Net increase (decrease) in shares outstanding	(656,523)	(324,539)	2,913	(22,567)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
OPERATIONS:
Net investment income (loss)	$(7,400)	$15,560	$1,275,793	$3,633,694
Net realized gain (loss) on sale of investments, foreign currency and written options and distributions received from other investment companies	561,265	973,351	468,951	(921,851)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(178,814)	75,838	654,954	5,847,445
Net increase in net assets resulting from operations	375,051	1,064,749	2,399,698	8,559,288
DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	—	(164,061)	(243,392)
Total distributions	—	—	(164,061)	(243,392)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	—	(140,641)	(244,116)
Total distributions	—	—	(140,641)	(244,116)
DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	(156,241)	(270,362)
Total distributions	—	—	(156,241)	(270,362)
DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(20,871)	(798,180)	(2,878,143)
Total distributions	—	(20,871)	(798,180)	(2,878,143)
CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	2,102,435	3,521,065	3,087,398	3,282,631
Redemption fees	819	83	52	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	154,405	217,222
Cost of shares redeemed	(2,472,979)	(2,617,868)	(2,346,747)	(3,147,154)
Net increase (decrease) in net assets resulting from capital share transactions	(369,725)	903,280	895,108	352,699

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$975,274	$2,413,212	$953,780	$1,787,413
Redemption fees	—	121	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	111,931	196,656
Cost of shares redeemed	(269,539)	(1,610,735)	(2,082,319)	(4,202,005)
Net increase (decrease) in net assets resulting from capital share transactions	705,735	802,598	(1,016,608)	(2,217,936)
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	165,000	557,339	1,007,226	337,454
Proceeds from shares issued to holders in reinvestment of dividends	—	—	147,937	259,640
Cost of shares redeemed	(193,297)	(325,872)	(934,566)	(2,571,306)
Net increase (decrease) in net assets resulting from capital share transactions	(28,297)	231,467	220,597	(1,974,212)
CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	3,050,527	5,245,676	8,757,393	24,968,968
Redemption fees	277	844	—	101
Proceeds from shares issued to holders in reinvestment of dividends	—	20,587	795,021	2,872,502
Cost of shares redeemed	(3,251,670)	(8,066,853)	(54,124,479)	(19,634,005)
Net increase (decrease) in net assets resulting from capital share transactions	(200,866)	(2,799,746)	(44,572,065)	8,207,566
TOTAL INCREASE (DECREASE) IN NET ASSETS:	481,898	181,477	(43,332,393)	9,291,392
NET ASSETS:
Beginning of period	27,926,846	27,745,369	99,618,194	90,326,802
End of period*	$28,408,744	$27,926,846	$56,285,801	$99,618,194
* Including undistributed net investment income of:	$6,101	$13,501	$54,576	$37,906

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	21,910	37,588	278,929	300,961
Shares issued in reinvestments of dividends and distributions	—	—	14,057	20,220
Shares redeemed	(25,731)	(28,043)	(211,653)	(291,199)
Net increase (decrease) in shares outstanding	(3,821)	9,545	81,333	29,982
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	10,273	26,098	86,900	164,532
Shares issued in reinvestments of dividends and distributions	—	—	10,244	18,414
Shares redeemed	(2,836)	(17,258)	(189,323)	(398,656)
Net increase (decrease) in shares outstanding	7,437	8,840	(92,179)	(215,710)
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	1,795	6,247	92,435	31,674
Shares issued in reinvestments of dividends and distributions	—	—	13,675	24,563
Shares redeemed	(2,104)	(3,618)	(85,637)	(244,973)
Net increase (decrease) in shares outstanding	(309)	2,629	20,473	(188,736)
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	31,274	55,022	790,125	2,287,520
Shares issued in reinvestments of dividends and distributions	—	213	72,226	266,595
Shares redeemed	(33,355)	(85,460)	(4,884,919)	(1,838,511)
Net increase (decrease) in shares outstanding	(2,081)	(30,225)	(4,022,568)	715,604

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2017 (Unaudited)

1. Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Alternative Income Fund (“Alternative Income”), and The Multi-Disciplinary Income Fund (“Multi-Disciplinary Income”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), and February 11, 2008 (Multi-Disciplinary Income). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, June 29, 2007, with respect to Alternative Income, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2017, is as follows:

Interest in
Master Portfolio
The Internet Fund	99.982%
The Global Fund	99.912%
The Paradigm Fund	98.116%
The Medical Fund	99.833%
The Small Cap Opportunities Fund	99.972%
The Market Opportunities Fund	99.960%
The Alternative Income Fund	99.564%
The Multi-Disciplinary Income Fund	99.688%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2017, each of the Feeder Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2017, each of the Feeder Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.

As of June 30, 2017, each of the Feeder Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2017, the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

charge. The Adviser has contractually agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolios’ financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

traded on other foreign markets. At June 30, 2017, 0.08% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2017.

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolios receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios Advisor under the supervision of the Board of Trustees. At June 30, 2017, the following Master Portfolios held securities restricted to institutional investors (144A securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$13,428,015	23.79%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

which the Master Portfolio has valued the investment. At June 30, 2017, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$92,740		0.08%
The Paradigm Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	189,000		0.33%

*	Amount is less than $0.50

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

Expense Allocation
Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

returns. As of June 30, 2017, open tax years include the tax years ended December 31, 2013, through 2016. The Feeder Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least May 1, 2018. The Adviser may discontinue the waiver/reimbursement at any time after

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

May 1, 2018; these waivers/reimbursements are not subject to recapture. Below are operating expense limitations by Feeder Fund and share class:

	The Internet	The Global
	Fund	Fund
No Load Class	1.89%	1.39%
Class A	2.14%	1.64%
Class C	2.64%	2.14%

	The Paradigm	The Medical
	Fund	Fund
No Load Class	1.64%	1.39%
Class A	1.89%	1.64%
Class C	2.39%	2.14%
Institutional Class	1.44%	NA

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Income Fund
No Load Class	0.95%	1.49%
Class A	1.20%	1.74%
Class C	1.70%	2.24%
Institutional Class	0.75%	1.29%

For the six-month period ended June 30, 2017, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$59,629

	The Paradigm	The Medical
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$389,490	$77,241
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$170,399	N/A

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$134,541	$70,288
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$29,956	$2,066

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Income Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$107,288	$152,752
Expenses Reimbursed by Adviser through institutional class shareholder	$13,425	$40,597

The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2018. For the six-month period ended June 30, 2017, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

Shareholder Servicing
Expenses for
the period ended
June 30, 2017
The Internet Fund	$143,453
The Global Fund	10,057
The Paradigm Fund	887,046
The Medical Fund	25,794
The Small Cap Opportunities Fund	220,996
The Market Opportunities Fund	54,238
The Alternative Income Fund	30,876
The Multi-Disciplinary Income Fund	81,435

The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six-month period ended June 30, 2017, the Feeder Funds were allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (each a “12b-1 Plan”). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the six-month period ended June 30, 2017, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses
	for the period
	ended June 30, 2017
	Advisor Class A	Advisor Class C
The Internet Fund	$2,609	$2,901
The Global Fund	530	7,985
The Paradigm Fund	128,535	416,905
The Medical Fund	4,355	1,452
The Small Cap Opportunities Fund	16,587	30,495
The Market Opportunities Fund	5,471	17,394
The Alternative Income Fund	3,761	6,058
The Multi-Disciplinary Income Fund	8,311	30,274

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

Distributor Sales
Load Fees for
the period
ended
June 30, 2017
The Internet Fund	$283
The Global Fund	292
The Paradigm Fund	9,433
The Medical Fund	256
The Small Cap Opportunities Fund	729
The Market Opportunities Fund	425
The Alternative Income Fund	240
The Multi-Disciplinary Income Fund	1,029

4. Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2016, each Feeder Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Net	Accumulated
	Investment	Net Realized
	Income	Gain
	(Loss)	(Loss)	Paid In Capital
The Internet Fund	$1,555,397	$(908,996)	$(646,401)
The Global Fund	(9,441)	(1,573)	11,014
The Paradigm Fund	8,474,526	642,233	(9,116,759)
The Medical Fund	15	(219,758)	219,743
The Small Cap Opportunities Fund	(368,727)	1,467,202	(1,098,475)
The Market Opportunities Fund	148,960	5,760,607	(5,909,567)
The Alternative Income Fund	—	—	—
The Multi-Disciplinary Income Fund	123	(123)	—

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

5. Income Taxes

At December 31, 2016, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Medical
Net Unrealized Appreciation	$37,973,570	$1,045,546	$256,738,996	$6,098,201
Undistributed Ordinary Income	—	17,088	—	25,066
Undistributed Long-Term Capital Gains	6,573,853	—	—	599,153
Total Distributable Earnings	$6,573,853	$17,088	$—	$624,219
Other Accumulated Loss	(437,435)	(1,088)	(540,604,523)	(35,461)
Total Accumulated Gain (Loss)	$44,109,988	$1,061,546	$(283,865,527)	$6,686,959

	Small Cap	Market	Alternative	Multi- Disciplinary
	Opportunities	Opportunities	Income	Income
Net Unrealized Appreciation (Depreciation)	$1,292,420	$8,923,941	$180,935	$(1,010,154)
Undistributed Ordinary Income	—	—	13,786	77,449
Undistributed Long-Term Capital Gains	—	—	—	—
Total Distributable Earnings	$—	$—	$13,786	$77,449
Other Accumulated Loss	(94,863,275)	(9,121,119)	(5,373,367)	(2,081,555)
Total Accumulated Loss	$(93,570,855)	$(197,178)	$(5,178,646)	$(3,014,260)

At December 31, 2016, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years:

	2018	2017	Total
The Internet Fund	$—	$—	$—
The Global Fund	—	—	—
The Paradigm Fund	(115,786,082)	(422,440,169)	(538,226,251)
The Medical Fund	—	—	—
The Small Cap Opportunities Fund	(8,224,702)	(82,550,372)	(90,775,074)
The Market Opportunities Fund	(2,108,533)	(6,623,055)	(8,731,588)
The Alternative Income Fund	(2,203,647)	(3,175,804)	(5,379,451)
The Multi-Disciplinary Income Fund	—	—	—

As a result of the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

At December 31, 2016, the Multi-Disciplinary Income Fund had $37,407 in short-term capital loss carryforwards without expiration and $2,020,967 in long-term capital loss carryforwards without expiration.

For the year ended December 31, 2016, the following Feeder Funds utilized capital loss carryforwards:

Capital Loss
Carryforward
The Internet Fund	$—
The Global Fund	27,489
The Paradigm Fund	68,024,114
The Medical Fund	—
The Small Cap Opportunities Fund	3,401,434
The Market Opportunities Fund	2,274,754
The Alternative Income Fund	948,174
The Multi-Disciplinary Income Fund	—

At December 31, 2016, the following Feeder Funds deferred, on a tax basis, post-October losses:

	Late Year	Post-October
	Ordinary	Capital Loss
	Loss Deferral	Deferral
The Internet Fund	$(221)	$—
The Global Fund	—	—
The Paradigm Fund	(1,659,349)	—
The Medical Fund	—	—
The Small Cap Opportunities Fund	(3,290,280)	—
The Market Opportunities Fund	(201,031)	—
The Alternative Income Fund	—	—
The Multi-Disciplinary Income Fund	—	—

The tax components of dividends paid during the six-month period ended June 30, 2017, and the year ended December 31, 2016, are:

	The Internet Fund		The Global Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2017	$—	$—	$—	$—
2016	$—	$9,112,438	$—	$30,474

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

	The Paradigm Fund		The Medical Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2017	$—	$—	$—	$—
2016	$—	$—	$155,355	$1,030,327

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2017	$—	$—	$—	$—
2016	$—	$—	$—	$—

	The Alternative Income Fund		The Multi-Disciplinary Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2017	$—	$—	$1,259,123	$—
2016	$20,871	$—	$3,636,014	$—

Each Feeder Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Feeder Fund related to net capital gain to zero for the tax year ended December 31, 2016.

6.	Tax Information

The Global and Medical Funds designated 100% and 92%, respectively, of dividends declared after December 31, 2016, from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Global, Medical, Alternative Income, and Multi-Disciplinary Income Funds designated 100%, 13%, 100% and 100%, respectively, as ordinary income distributions and 100% and 87%, respectively, for the Internet and Medical Funds as long-term capital gain distribution for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Global and Medical Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2016, which was designated as qualifying for the dividends-received deduction, is 2%

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

and 89%, respectively. The Global, Medical, Alternative Income and Multi-Disciplinary Income Funds designated 4%, less than 1%, 97% and 86%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2016, as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

The Global and Medical Funds designated 100% and 3%, respectively, of their ordinary income distributions as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C).

7.	Information about Proxy Voting

Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

8.	Information about the Portfolio Holdings

The Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Feeder Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

9.	Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$39.33		$41.68	$56.08	$59.27	$43.18	$36.26
Income from Investment Operations:
Net investment loss(2)	(0.30)		(0.68)	(0.84)	(0.77)	(0.67)	(0.15)
Net realized and unrealized gain (loss) on investments	5.56		1.76	(2.21)	0.69	19.78	8.56
Total from Investment Operations	5.26		1.08	(3.05)	(0.08)	19.11	8.41
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)
Less Distributions:
From net realized gains	—		(3.43)	(11.35)	(3.12)	(3.02)	(1.49)
Total Distributions	—		(3.43)	(11.35)	(3.12)	(3.02)	(1.49)
Net Asset Value, End of Period	$44.59		$39.33	$41.68	$56.08	$59.27	$43.18
Total return	13.37	%(4)	2.59%	(5.42)%	(0.16)%	44.28%	23.24%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$118,360		$109,930	$122,332	$151,200	$172,332	$155,036
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.85	%(5)	1.87%	1.82%	1.78%	1.84%	1.94%
After expense reimbursement(6)	1.85	%(5)	1.87%	1.82%	1.78%	1.84%	1.89%
Ratio of net investment loss to average net assets	(1.46	)%(5)	(1.68)%	(1.51)%	(1.34)%	(1.30)%	(0.36)%
Portfolio turnover rate(7)	0%		2%	1%	1%	8%	9%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$37.57		$40.07	$54.51	$57.84	$42.30	$35.63
Income from Investment Operations:
Net investment loss(2)	(0.34)		(0.75)	(0.95)	(0.89)	(0.81)	(0.24)
Net realized and unrealized gain (loss) on investments	5.31		1.68	(2.14)	0.68	19.36	8.40
Total from Investment Operations	4.97		0.93	(3.09)	(0.21)	18.55	8.16
Redemption Fees	—		—	—	0.00 (3)	0.01	—
Less Distributions:
From net realized gains	—		(3.43)	(11.35)	(3.12)	(3.02)	(1.49)
Total Distributions	—		(3.43)	(11.35)	(3.12)	(3.02)	(1.49)
Net Asset Value, End of Period	$42.54		$37.57	$40.07	$54.51	$57.84	$42.30
Total return(4)	13.23	%(5)	2.32%	(5.65)%	(0.41)%	43.94%	22.92%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,158		$1,923	$2,978	$5,143	$5,506	$1,379
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.10	%(6)	2.12%	2.07%	2.03%	2.09%	2.19%
After expense reimbursement(7)	2.10	%(6)	2.12%	2.07%	2.03%	2.09%	2.14%
Ratio of net investment loss to average net assets	(1.71	)%(6)	(1.93)%	(1.76)%	(1.59)%	(1.55)%	(0.61)%
Portfolio turnover rate(8)	0%		2%	1%	1%	8%	9%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$34.52		$37.27	$51.81	$55.38	$40.79	$34.58
Income from Investment Operations:
Net investment loss(2)	(0.40)		(0.88)	(1.15)	(1.11)	(1.03)	(0.43)
Net realized and unrealized gain (loss) on investments	4.87		1.56	(2.04)	0.64	18.64	8.13
Total from Investment Operations	4.47		0.68	(3.19)	(0.47)	17.61	7.70
Redemption Fees	—		—	—	0.02	—	—
Less Distributions:
From net realized gains	—		(3.43)	(11.35)	(3.12)	(3.02)	(1.49)
Total Distributions	—		(3.43)	(11.35)	(3.12)	(3.02)	(1.49)
Net Asset Value, End of Period	$38.99		$34.52	$37.27	$51.81	$55.38	$40.79
Total return	12.95	%(3)	1.83%	(6.14)%	(0.86)%	43.20%	22.32%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$856		$704	$848	$1,105	$913	$185
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.60	%(4)	2.62%	2.57%	2.53%	2.59%	2.69%
After expense reimbursement(5)	2.60	%(4)	2.62%	2.57%	2.53%	2.59%	2.64%
Ratio of net investment loss to average net assets	(2.21	)%(4)	(2.43)%	(2.26)%	(2.09)%	(2.05)%	(1.11)%
Portfolio turnover rate(6)	0%		2%	1%	1%	8%	9%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the
	Period		For the	For the		For the		For the	For the
	Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2016	2015		2014		2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$5.23		$4.59	$5.33		$6.05		$4.71	$3.92
Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		(0.01)	(0.02)		(0.02)		0.01	0.03
Net realized and unrealized gain (loss) on investments	0.48		0.67	(0.72)		(0.70)		1.34	0.88
Total from Investment Operations	0.47		0.66	(0.74)		(0.72)		1.35	0.91
Redemption Fees(3)	0.00		0.00	0.00		0.00		0.00	0.00
Less Distributions:
From net investment income	—		—	—		—		(0.01)	(0.12)
From net realized gains	—		(0.02)	(0.00	)(3)	(0.00	)(3)	—	—
Total Distributions	—		(0.02)	(0.00	)(3)	(0.00	)(3)	(0.01)	(0.12)
Net Asset Value, End of Period	$5.70		$5.23	$4.59		$5.33		$6.05	$4.71
Total return	8.99	%(4)	14.40%	(13.83)%		(11.89)%		28.59%	23.16%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,684		$5,316	$4,745		$6,771		$8,705	$5,069
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.87	%(5)	3.04%	2.87%		2.61%		2.83%	3.38%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%		1.39%		1.39%	1.39%
Ratio of net investment income (loss) to average net assets	(0.52	)%(5)	(0.17)%	(0.29)%		(0.32)%		0.22%	0.77%
Portfolio turnover rate(7)	3%		11%	16%		14%		15%	23%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the
	Period		For the	For the		For the		For the	For the
	Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2016	2015		2014		2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$5.19		$4.57	$5.31		$6.03		$4.71	$3.92
Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		(0.02)	(0.03)		(0.03)		0.00 (3)	0.02
Net realized and unrealized gain (loss) on investments	0.47		0.66	(0.71)		(0.70)		1.33	0.88
Total from Investment Operations	0.45		0.64	(0.74)		(0.73)		1.33	0.90
Redemption Fees	—		0.00 (3)	—		0.01		0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—		—		(0.01)	(0.11)
From net realized gains	—		(0.02)	(0.00	)(3)	(0.00	)(3)	—	—
Total Distributions	—		(0.02)	(0.00	)(3)	(0.00	)(3)	(0.01)	(0.11)
Net Asset Value, End of Period	$5.64		$5.19	$4.57		$5.31		$6.03	$4.71
Total return(4)	8.67	%(5)	14.03%	(13.89)%		(11.93)%		28.16%	22.94%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$493		$309	$376		$497		$1,992	$1,093
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.12	%(6)	3.29%	3.12%		2.86%		3.08%	3.63%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%		1.64%		1.64%	1.64%
Ratio of net investment income (loss) to average net assets	(0.77	)%(6)	(0.42)%	(0.54)%		(0.57)%		(0.03)%	0.52%
Portfolio turnover rate(8)	3%		11%	16%		14%		15%	23%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the
	Period		For the	For the		For the		For the	For the
	Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2016	2015		2014		2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$4.99		$4.41	$5.16		$5.90		$4.62	$3.87
Income from Investment Operations:
Net investment income (loss)(2)	(0.03)		(0.04)	(0.05)		(0.06)		(0.03)	0.00 (3)
Net realized and unrealized gain (loss) on investments	0.45		0.64	(0.70)		(0.68)		1.32	0.85
Total from Investment Operations	0.42		0.60	(0.75)		(0.74)		1.29	0.85
Redemption Fees	—		—	—		0.00	(3)	—	—
Less Distributions:
From net investment income	—		—	—		—		(0.01)	(0.10)
From net realized gains	—		(0.02)	(0.00	)(3)	(0.00	)(3)	—	—
Total Distributions	—		(0.02)	(0.00	)(3)	(0.00	)(3)	(0.01)	(0.10)
Net Asset Value, End of Period	$5.41		$4.99	$4.41		$5.16		$5.90	$4.62
Total return	8.42	%(4)	13.63%	(14.48)%		(12.53)%		27.84%	22.04%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,625		$1,920	$1,614		$1,608		$1,523	$383
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.62	%(5)	3.79%	3.62%		3.36%		3.58%	4.13%
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%		2.14%		2.14%	2.14%
Ratio of net investment income (loss) to average net assets	(1.27	)%(5)	(0.92)%	(1.04)%		(1.07)%		(0.53)%	0.02%
Portfolio turnover rate(7)	3%		11%	16%		14%		15%	23%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$37.63		$31.24	$34.08	$34.35	$23.99	$19.81
Income from Investment Operations:
Net investment income (loss)(2)	(0.19)		(0.36)	(0.32)	(0.36)	(0.15)	0.05
Net realized and unrealized gain (loss) on investments	2.79		6.75	(2.52)	0.09	10.72	4.25
Total from Investment Operations	2.60		6.39	(2.84)	(0.27)	10.57	4.30
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	(0.21)	(0.12)
Total Distributions	—		—	—	—	(0.21)	(0.12)
Net Asset Value, End of Period	$40.23		$37.63	$31.24	$34.08	$34.35	$23.99
Total return	6.91	%(4)	20.45%	(8.33)%	(0.79)%	44.07%	21.78%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$291,137		$336,837	$292,014	$521,738	$597,746	$416,696
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.74	%(5)	1.75%	1.71%	1.68%	1.72%	1.78%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets	(0.99	)%(5)	(1.11)%	(0.92)%	(1.02)%	(0.52)%	0.22%
Portfolio turnover rate(7)	0%		2%	2%	7%	4%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$36.69		$30.53	$33.39	$33.74	$23.59	$19.45
Income from Investment Operations:
Net investment loss(2)	(0.23)		(0.43)	(0.39)	(0.43)	(0.22)	(0.01)
Net realized and unrealized gain (loss) on investments	2.71		6.59	(2.47)	0.08	10.53	4.18
Total from Investment Operations	2.48		6.16	(2.86)	(0.35)	10.31	4.17
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	(0.16)	(0.03)
Total Distributions	—		—	—	—	(0.16)	(0.03)
Net Asset Value, End of Period	$39.17		$36.69	$30.53	$33.39	$33.74	$23.59
Total return(4)	6.76	%(5)	20.18%	(8.57)%	(1.04)%	43.70%	21.49%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$100,936		$103,921	$129,707	$171,958	$204,548	$135,747
Ratio of operating expenses to
average net assets:
Before expense reimbursement	1.99	%(6)	2.00%	1.96%	1.93%	1.97%	2.03%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets	(1.24	)%(6)	(1.36)%	(1.17)%	(1.27)%	(0.77)%	(0.03)%
Portfolio turnover rate(8)	0%		2%	2%	7%	4%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$34.68		$29.01	$31.88	$32.38	$22.66	$18.76
Income from Investment Operations:
Net investment loss(2)	(0.31)		(0.56)	(0.53)	(0.58)	(0.35)	(0.11)
Net realized and unrealized gain (loss) on investments	2.57		6.23	(2.34)	0.08	10.10	4.01
Total from Investment Operations	2.26		5.67	(2.87)	(0.50)	9.75	3.90
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	(0.03)	—
Total Distributions	—		—	—	—	(0.03)	—
Net Asset Value, End of Period	$36.94		$34.68	$29.01	$31.88	$32.38	$22.66
Total return	6.52	%(4)	19.55%	(9.00)%	(1.54)%	43.01%	20.85%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$108,439		$111,973	$114,008	$135,333	$138,355	$101,405
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.49	%(5)	2.50%	2.46%	2.43%	2.47%	2.53%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets	(1.74	)%(5)	(1.86)%	(1.67)%	(1.77)%	(1.27)%	(0.53)%
Portfolio turnover rate(7)	0%		2%	2%	7%	4%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$37.79		$31.30	$34.08	$34.28	$23.93	$19.79
Income from Investment Operations:
Net investment income (loss)(2)	(0.15)		(0.30)	(0.25)	(0.29)	(0.09)	0.10
Net realized and unrealized gain (loss) on investments	2.80		6.79	(2.53)	0.09	10.70	4.24
Total from Investment Operations	2.65		6.49	(2.78)	(0.20)	10.61	4.34
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	—	(0.26)	(0.20)
Total Distributions	—		—	—	—	(0.26)	(0.20)
Net Asset Value, End of Period	$40.44		$37.79	$31.30	$34.08	$34.28	$23.93
Total return	7.01	%(4)	20.73%	(8.16)%	(0.61)%	44.40%	21.99%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$175,109		$270,880	$302,130	$346,273	$333,682	$192,478
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.69	%(5)	1.70%	1.66%	1.63%	1.67%	1.73%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets	(0.79	)%(5)	(0.91)%	(0.72)%	(0.82)%	(0.32)%	0.42%
Portfolio turnover rate(7)	0%		2%	2%	7%	4%	6%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended June		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$26.62		$30.62	$30.67	$26.38	$17.82	$18.75
Income from Investment Operations:
Net investment income(2)	0.21		0.19	0.08	0.13	0.00(3)	0.33
Net realized and unrealized gain (loss) on investments	2.22		(2.64)	1.96	4.21	8.77	1.32
Total from Investment Operations	2.43		(2.45)	2.04	4.34	8.77	1.65
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.22)	(0.12)	—	(0.06)	(0.36)
From net realized gains	—		(1.33)	(1.97)	(0.05)	(0.15)	(2.22)
Total Distributions	—		(1.55)	(2.09)	(0.05)	(0.21)	(2.58)
Net Asset Value, End of Period	$29.05		$26.62	$30.62	$30.67	$26.38	$17.82
Total return	9.13	%(4)	(8.01)%	6.59%	16.44%	49.25%	8.86%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$17,045		$17,560	$22,257	$21,876	$20,489	$14,254
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.14	%(5)	2.08%	1.99%	2.02%	2.09%	2.22%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income to average net assets	1.52	%(5)	0.69%	0.25%	0.46%	0.00%	1.66%
Portfolio turnover rate(7)	0%		0%	12%	3%	12%	0%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$25.71		$29.57	$29.71	$25.62	$17.33	$18.29
Income from Investment Operations:
Net investment income (loss)(2)	0.17		0.12	0.00 (3)	0.06	(0.06)	0.27
Net realized and unrealized gain (loss) on investments	2.13		(2.55)	1.90	4.08	8.52	1.29
Total from Investment Operations	2.30		(2.43)	1.90	4.14	8.46	1.56
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)
Less Distributions:
From net investment income	—		(0.10)	(0.07)	—	(0.03)	(0.30)
From net realized gains	—		(1.33)	(1.97)	(0.05)	(0.15)	(2.22)
Total Distributions	—		(1.43)	(2.04)	(0.05)	(0.18)	(2.52)
Net Asset Value, End of Period	$28.01		$25.71	$29.57	$29.71	$25.62	$17.33
Total return(4)	8.95	%(5)	(8.24)%	6.34%	16.15%	48.90%	8.60%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,436		$3,687	$6,241	$4,578	$3,746	$2,583
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.39	%(6)	2.33%	2.24%	2.27%	2.34%	2.47%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets	1.27	%(6)	0.44%	0.00%	0.21%	(0.25)%	1.41%
Portfolio turnover rate(8)	0%		0%	12%	3%	12%	0%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$24.99		$28.82	$29.15	$25.27	$17.19	$18.15
Income from Investment Operations:
Net investment income (loss)(2)	0.10		(0.02)	(0.16)	(0.08)	(0.16)	0.17
Net realized and unrealized gain (loss) on investments	2.07		(2.48)	1.87	4.01	8.42	1.29
Total from Investment Operations	2.17		(2.50)	1.71	3.93	8.26	1.46
Redemption Fees	—		—	—	—	—	—
Less Distributions:
From net investment income	—		—	(0.07)	—	(0.03)	(0.20)
From net realized gains	—		(1.33)	(1.97)	(0.05)	(0.15)	(2.22)
Total Distributions	—		(1.33)	(2.04)	(0.05)	(0.18)	(2.42)
Net Asset Value, End of Period	$27.16		$24.99	$28.82	$29.15	$25.27	$17.19
Total return	8.68	%(3)	(8.69)%	5.81%	15.54%	48.08%	8.08%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$356		$422	$608	$631	$531	$450
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.89	%(4)	2.83%	2.74%	2.77%	2.84%	2.97%
After expense reimbursement(5)	2.14	%(4)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss) to average net assets	0.77	%(4)	(0.06)%	(0.50)%	(0.29)%	(0.75)%	0.91%
Portfolio turnover rate(6)	0%		0%	12%	3%	12%	0%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$40.60		$32.64	$37.21	$40.12	$25.17	$19.85
Income from Investment Operations:
Net investment income (loss)(2)	(0.14)		(0.36)	(0.35)	(0.36)	(0.10)	0.01
Net realized and unrealized gain (loss) on investments	1.80		8.32	(4.22)	(2.56)	15.05	5.31
Total from Investment Operations	1.66		7.96	(4.57)	(2.92)	14.95	5.32
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$42.26		$40.60	$32.64	$37.21	$40.12	$25.17
Total return	4.09	%(4)	24.39%	(12.26)%	(7.28)%	59.40%	26.74%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$119,171		$132,443	$145,032	$251,110	$277,816	$63,947
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.79	%(5)	1.76%	1.73%	1.71%	1.73%	1.96%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets	(0.68	)%(5)	(1.03)%	(0.94)%	(0.89)%	(0.29)%	0.07%
Portfolio turnover rate(7)	5%		4%	2%	19%	6%	22%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$39.55		$31.88	$36.43	$39.39	$24.77	$19.59
Income from Investment Operations:
Net investment loss(2)	(0.18)		(0.43)	(0.43)	(0.45)	(0.18)	(0.04)
Net realized and unrealized gain (loss) on investments	1.75		8.10	(4.12)	(2.51)	14.79	5.22
Total from Investment Operations	1.57		7.67	(4.55)	(2.96)	14.61	5.18
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$41.12		$39.55	$31.88	$36.43	$39.39	$24.77
Total return(4)	3.97	%(5)	24.06%	(12.47)%	(7.54)%	59.02%	26.44%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$12,279		$13,694	$14,857	$25,591	$21,871	$7,558
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.04	%(6)	2.01%	1.98%	1.96%	1.98%	2.21%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets	(0.93	)%(6)	(1.28)%	(1.19)%	(1.14)%	(0.54)%	(0.18)%
Portfolio turnover rate(8)	5%		4%	2%	19%	6%	22%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$38.12		$30.88	$35.47	$38.53	$24.35	$19.36
Income from Investment Operations:
Net investment loss(2)	(0.27)		(0.58)	(0.59)	(0.63)	(0.34)	(0.15)
Net realized and unrealized gain (loss) on investments	1.69		7.82	(4.00)	(2.44)	14.51	5.14
Total from Investment Operations	1.42		7.24	(4.59)	(3.07)	14.17	4.99
Redemption Fees	—		0.00 (3)	—	0.01	0.01	—
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$39.54		$38.12	$30.88	$35.47	$38.53	$24.35
Total return	3.72	%(4)	23.45%	(12.92)%	(7.97)%	58.23%	25.77%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,961		$8,426	$8,840	$12,928	$7,178	$2,536
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.54	%(5)	2.51%	2.48%	2.46%	2.48%	2.71%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets	(1.43	)%(5)	(1.78)%	(1.69)%	(1.64)%	(1.04)%	(0.68)%
Portfolio turnover rate(7)	5%		4%	2%	19%	6%	22%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$41.16		$33.03	$37.57	$40.44	$25.32	$19.93
Income from Investment Operations:
Net investment income (loss)(2)	(0.10)		(0.29)	(0.28)	(0.28)	(0.03)	0.06
Net realized and unrealized gain (loss) on investments	1.83		8.42	(4.26)	(2.59)	15.15	5.33
Total from Investment Operations	1.73		8.13	(4.54)	(2.87)	15.12	5.39
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	—
Total Distributions	—		—	—	—	—	—
Net Asset Value, End of Period	$42.89		$41.16	$33.03	$37.57	$40.44	$25.32
Total return	4.20	%(4)	24.61%	(12.06)%	(7.12)%	59.72%	27.04%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$24,482		$50,517	$51,258	$63,392	$41,032	$7,482
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.74	%(5)	1.71%	1.68%	1.66%	1.68%	1.91%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets	(0.48	)%(5)	(0.83)%	(0.74)%	(0.69)%	(0.09)%	0.27%
Portfolio turnover rate(7)	5%		4%	2%	19%	6%	22%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$18.26		$15.16	$16.68	$17.66	$12.08	$10.45
Income from Investment Operations:
Net investment income (loss)(2)	(0.07)		(0.15)	(0.15)	(0.10)	0.00(3)	0.03
Net realized and unrealized gain (loss) on investments	1.51		3.25	(1.37)	(0.88)	5.65	1.80
Total from Investment Operations	1.44		3.10	(1.52)	(0.98)	5.65	1.83
Redemption Fees	—		0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	(0.07)	(0.20)
Total Distributions	—		—	—	—	(0.07)	(0.20)
Net Asset Value, End of Period	$19.70		$18.26	$15.16	$16.68	$17.66	$12.08
Total return	7.89	%(4)	20.45%	(9.11)%	(5.55)%	46.74%	17.52%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$34,345		$32,178	$31,230	$37,318	$47,466	$32,929
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96	%(5)	1.97%	1.90%	1.86%	1.88%	1.97%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets	(0.75	)%(5)	(0.96)%	(0.91)%	(0.55)%	0.03%	0.23%
Portfolio turnover rate(7)	0%		5%	2%	18%	21%	26%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$18.07		$15.04	$16.59	$17.60	$12.07	$10.43
Income from Investment Operations:
Net investment income (loss)(2)	(0.09)		(0.19)	(0.19)	(0.14)	(0.03)	0.00 (3)
Net realized and unrealized gain (loss) on investments	1.50		3.22	(1.36)	(0.87)	5.63	1.80
Total from Investment Operations	1.41		3.03	(1.55)	(1.01)	5.60	1.80
Redemption Fees	—		—	0.00 (3)	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	(0.07)	(0.16)
Total Distributions	—		—	—	—	(0.07)	(0.16)
Net Asset Value, End of Period	$19.48		$18.07	$15.04	$16.59	$17.60	$12.07
Total return(4)	7.80	%(5)	20.15%	(9.34)%	(5.74)%	46.36%	17.26%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,550		$4,537	$4,502	$8,817	$11,742	$6,518
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.21	%(6)	2.22%	2.15%	2.11%	2.13%	2.22%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets	(1.00	)%(6)	(1.21)%	(1.16)%	(0.80)%	(0.22)%	(0.02)%
Portfolio turnover rate(8)	0%		5%	2%	18%	21%	26%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$17.51		$14.65	$16.24	$17.32	$11.94	$10.32
Income from Investment Operations:
Net investment loss(2)	(0.13)		(0.26)	(0.27)	(0.22)	(0.11)	(0.06)
Net realized and unrealized gain (loss) on investments	1.44		3.12	(1.32)	(0.86)	5.56	1.78
Total from Investment Operations	1.31		2.86	(1.59)	(1.08)	5.45	1.72
Redemption Fees	—		—	—	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	(0.07)	(0.10)
Total Distributions	—		—	—	—	(0.07)	(0.10)
Net Asset Value, End of Period	$18.82		$17.51	$14.65	$16.24	$17.32	$11.94
Total return	7.48	%(4)	19.52%	(9.79)%	(6.24)%	45.61%	16.70%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,927		$4,428	$4,079	$5,109	$5,525	$3,932
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.71	%(5)	2.72%	2.65%	2.61%	2.63%	2.72%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets	(1.50	)%(5)	(1.71)%	(1.66)%	(1.30)%	(0.72)%	(0.52)%
Portfolio turnover rate(7)	0%		5%	2%	18%	21%	26%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$18.46		$15.29	$16.80	$17.74	$12.10	$10.46
Income from Investment Operations:
Net investment income (loss)(2)	(0.05)		(0.12)	(0.12)	(0.06)	0.03	0.05
Net realized and unrealized gain (loss) on investments	1.53		3.29	(1.39)	(0.88)	5.67	1.81
Total from Investment Operations	1.48		3.17	(1.51)	(0.94)	5.70	1.86
Redemption Fees	0.00	(3)	—	—	—	0.01	—
Less Distributions:
From net investment income	—		—	—	—	(0.07)	(0.22)
Total Distributions	—		—	—	—	(0.07)	(0.22)
Net Asset Value, End of Period	$19.94		$18.46	$15.29	$16.80	$17.74	$12.10
Total return	8.02	%(4)	20.73%	(8.93)%	(5.36)%	47.15%	17.83%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,678		$2,426	$2,355	$3,108	$1,809	$229
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.91	%(5)	1.92%	1.85%	1.81%	1.83%	1.92%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets	(0.55	)%(5)	(0.76)%	(0.71)%	(0.35)%	0.23%	0.43%
Portfolio turnover rate(7)	0%		5%	2%	18%	21%	26%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$95.36		$91.68	$89.06	$87.88	$83.31	$77.90
Income from Investment Operations:
Net investment income (loss)(3)	(0.05)		(0.01)	0.01	(0.12)	(0.21)	1.53
Net realized and unrealized gain on investments	1.30		3.69	2.56	1.30	4.78	6.09
Total from Investment Operations	1.25		3.68	2.57	1.18	4.57	7.62
Redemption Fees	0.01		0.00 (4)	0.05	0.00 (4)	0.00 (4)	0.00 (4)
Less Distributions:
From net investment income	—		—	—	—	—	(2.21)
Total Distributions	—		—	—	—	—	(2.21)
Net Asset Value, End of Period	$96.62		$95.36	$91.68	$89.06	$87.88	$83.31
Total return	1.32	%(5)	4.00%	2.94%	1.50%	5.22%	9.90%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$5,369		$5,664	$4,570	$8,202	$11,848	$4,699
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.71	%(6)	1.78%	1.74%	1.80%	2.23%	2.55%
After expense reimbursement(7)	0.95	%(6)	0.95%	0.95%	0.95%	0.95%	1.64%
Ratio of net investment income (loss) to average net assets	(0.11	)%(6)	(0.01)%	0.01%	(0.14)%	(0.24)%	1.84%
Portfolio turnover rate(8)	0%		1%	6%	17%	19%	56%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$94.44		$91.02	$88.69	$87.73	$83.38	$77.76
Income from Investment Operations:
Net investment income (loss)(3)	(0.17)		(0.24)	(0.22)	(0.34)	(0.43)	1.31
Net realized and unrealized gain on investments	1.28		3.65	2.55	1.30	4.77	6.09
Total from Investment Operations	1.11		3.41	2.33	0.96	4.34	7.40
Redemption Fees	—		0.01	—	0.00 (4)	0.01	0.00 (4)
Less Distributions:
From net investment income	—		—	—	—	—	(1.78)
Total Distributions	—		—	—	—	—	(1.78)
Net Asset Value, End of Period	$95.55		$94.44	$91.02	$88.69	$87.73	$83.38
Total return(5)	1.18	%(6)	3.76%	2.63%	1.24%	4.91%	9.61%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,198		$2,458	$1,565	$1,554	$2,898	$2,597
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96	%(7)	2.03%	1.99%	2.05%	2.48%	2.80%
After expense reimbursement(8)	1.20	%(7)	1.20%	1.20%	1.20%	1.20%	1.89%
Ratio of net investment income (loss) to average net assets	(0.36	)%(7)	(0.26)%	(0.24)%	(0.39)%	(0.49)%	1.59%
Portfolio turnover rate(9)	0%		1%	6%	17%	19%	56%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Not annualized.
(7)	Annualized.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$91.33		$88.46	$86.60	$86.10	$82.26	$76.75
Income from Investment Operations:
Net investment income (loss)(3)	(0.39)		(0.68)	(0.65)	(0.77)	(0.84)	0.89
Net realized and unrealized gain on investments	1.23		3.55	2.48	1.27	4.68	6.00
Total from Investment Operations	0.84		2.87	1.83	0.50	3.84	6.89
Redemption Fees	—		—	0.03	—	—	0.00 (4)
Less Distributions:
From net investment income	—		—	—	—	—	(1.38)
Total Distributions	—		—	—	—	—	(1.38)
Net Asset Value, End of Period	$92.17		$91.33	$88.46	$86.60	$86.10	$82.26
Total return	0.92	%(5)	3.23%	2.15%	0.74%	4.46%	8.96%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$1,626		$1,640	$1,356	$1,506	$1,862	$1,763
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.46	%(6)	2.53%	2.49%	2.55%	2.98%	3.30%
After expense reimbursement(7)	1.70	%(6)	1.70%	1.70%	1.70%	1.70%	2.39%
Ratio of net investment income (loss) to average net assets	(0.86	)%(6)	(0.76)%	(0.74)%	(0.89)%	(0.99)%	1.09%
Portfolio turnover rate(8)	0%		1%	6%	17%	19%	56%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$96.66		$92.84	$90.14	$88.76	$84.00	$78.49
Income from Investment Operations:
Net investment income (loss)(3)	0.04		0.18	0.19	0.06	(0.04)	1.72
Net realized and unrealized gain on investments	1.31		3.75	2.60	1.32	4.80	6.16
Total from Investment Operations	1.35		3.93	2.79	1.38	4.76	7.88
Redemption Fees	0.00	(4)	0.00 (4)	0.00 (4)	0.00 (4)	—	0.01
Less Distributions:
From net investment income	—		(0.11)	(0.09)	—	—	(2.38)
Total Distributions	—		(0.11)	(0.09)	—	—	(2.38)
Net Asset Value, End of Period	$98.01		$96.66	$92.84	$90.14	$88.76	$84.00
Total return	1.40	%(5)	4.22%	3.09%	1.72%	5.39%	10.17%
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$18,216		$18,165	$20,255	$26,874	$6,854	$1,629
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.66	%(6)	1.73%	1.69%	1.75%	2.18%	2.50%
After expense reimbursement(7)	0.75	%(6)	0.75%	0.75%	0.75%	0.75%	1.44%
Ratio of net investment income (loss) to average net assets	0.09	%(6)	0.19%	0.21%	0.06%	(0.04)%	2.04%
Portfolio turnover rate(8)	0%		1%	6%	17%	19%	56%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the		For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2016	2015	2014	2013		2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.95		$10.32	$10.79	$11.02	$11.08		$10.09
Income from Investment Operations:
Net investment income(2)	0.18		0.43	0.37	0.33	0.20		0.34
Net realized and unrealized gain (loss) on investments	0.20		0.63	(0.60)	(0.06)	0.28		1.20
Total from Investment Operations	0.38		1.06	(0.23)	0.27	0.48		1.54
Redemption Fees	0.00	(3)	—	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Less Distributions:
From net investment income	(0.25)		(0.43)	(0.23)	(0.29)	(0.28)		(0.43)
From net realized gains	—		—	(0.01)	(0.21)	(0.26)		(0.12)
Total Distributions	(0.25)		(0.43)	(0.24)	(0.50)	(0.54)		(0.55)
Net Asset Value, End of Period	$11.08		$10.95	$10.32	$10.79	$11.02		$11.08
Total return	3.50	%(4)	10.41%	(2.17)%	2.46%	4.28%		15.38%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,792		$6,809	$6,108	$10,105	$19,553		$19,566
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.89	%(5)	1.85%	1.79%	1.79%	1.83	%(6)	2.00%
After expense reimbursement(7)	1.49	%(5)	1.49%	1.49%	1.49%	1.50	%(6)	1.49%
Ratio of net investment income to average net assets	3.32	%(5)	4.02%	3.38%	2.93%	1.74	%(8)	3.16%
Portfolio turnover rate(9)	10%		9%	10%	35%	54%		41%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.82% before expense reimbursement and 1.49% after expense reimbursement.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the		For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2016	2015	2014	2013		2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.90		$10.27	$10.75	$10.98	$11.03		$10.05
Income from Investment Operations:
Net investment income(2)	0.17		0.40	0.34	0.30	0.17		0.31
Net realized and unrealized gain (loss) on investments	0.20		0.63	(0.60)	(0.06)	0.29		1.20
Total from Investment Operations	0.37		1.03	(0.26)	0.24	0.46		1.51
Redemption Fees	—		—	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Less Distributions:
From net investment income	(0.24)		(0.40)	(0.21)	(0.26)	(0.25)		(0.41)
From net realized gains	—		—	(0.01)	(0.21)	(0.26)		(0.12)
Total Distributions	(0.24)		(0.40)	(0.22)	(0.47)	(0.51)		(0.53)
Net Asset Value, End of Period	$11.03		$10.90	$10.27	$10.75	$10.98		$11.03
Total return(4)	3.38	%(5)	10.17%	(2.46)%	2.17%	4.15%		15.12%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,002		$6,935	$8,754	$12,281	$36,170		$25,764
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.14	%(6)	2.10%	2.04%	2.04%	2.08	%(7)	2.25%
After expense reimbursement(8)	1.74	%(6)	1.74%	1.74%	1.74%	1.75	%(7)	1.74%
Ratio of net investment income to average net assets	3.07	%(6)	3.77%	3.13%	2.68%	1.49	%(9)	2.91%
Portfolio turnover rate(10)	10%		9%	10%	35%	54%		41%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.07% before expense reimbursement and 1.74% after expense reimbursement.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	The ratio of net investment income includes borrowing expense on securities sold short.
(10)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the		For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2016	2015	2014	2013		2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.79		$10.18	$10.65	$10.90	$10.96		$10.00
Income from Investment Operations:
Net investment income(2)	0.14		0.34	0.28	0.24	0.11		0.26
Net realized and unrealized gain (loss) on investments	0.20		0.62	(0.58)	(0.06)	0.29		1.18
Total from Investment Operations	0.34		0.96	(0.30)	0.18	0.40		1.44
Redemption Fees	—		—	—	0.00 (3)	—		—
Less Distributions:
From net investment income	(0.21)		(0.35)	(0.16)	(0.22)	(0.20)		(0.36)
From net realized gains	—		—	(0.01)	(0.21)	(0.26)		(0.12)
Total Distributions	(0.21)		(0.35)	(0.17)	(0.43)	(0.46)		(0.48)
Net Asset Value, End of Period	$10.92		$10.79	$10.18	$10.65	$10.90		$10.96
Total return	3.18	%(4)	9.51%	(2.84)%	1.61%	3.59%		14.48%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$8,104		$7,790	$9,266	$10,403	$11,209		$7,485
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.64	%(5)	2.60%	2.54%	2.54%	2.58	%(6)	2.75%
After expense reimbursement(7)	2.24	%(5)	2.24%	2.24%	2.24%	2.25	%(6)	2.24%
Ratio of net investment income to average net assets	2.57	%(5)	3.27%	2.63%	2.18%	0.99	%(8)	2.41%
Portfolio turnover rate(9)	10%		9%	10%	35%	54%		41%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.57% before expense reimbursement and 2.24% after expense reimbursement.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the		For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,		December 31,
	(Unaudited)		2016	2015	2014	2013		2012
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.97		$10.34	$10.82	$11.06	$11.11		$10.12
Income from Investment Operations:
Net investment income(2)	0.19		0.45	0.39	0.35	0.22		0.36
Net realized and unrealized gain (loss) on investments	0.20		0.63	(0.59)	(0.06)	0.29		1.20
Total from Investment Operations	0.39		1.08	(0.20)	0.29	0.51		1.56
Redemption Fees	—		0.00 (3)	0.00 (3)	—	—		—
Less Distributions:
From net investment income	(0.26)		(0.45)	(0.27)	(0.32)	(0.30)		(0.45)
From net realized gains	—		—	(0.01)	(0.21)	(0.26)		(0.12)
Total Distributions	(0.26)		(0.45)	(0.28)	(0.53)	(0.56)		(0.57)
Net Asset Value, End of Period	$11.10		$10.97	$10.34	$10.82	$11.06		$11.11
Total return	3.58	%(4)	10.61%	(1.96)%	2.61%	4.58%		15.55%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$34,388		$78,084	$66,199	$102,590	$23,227		$6,576
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.84	%(5)	1.80%	1.74%	1.74%	1.78	%(6)	1.95%
After expense reimbursement(7)	1.29	%(5)	1.29%	1.29%	1.29%	1.30	%(6)	1.29%
Ratio of net investment income to average net assets	3.52	%(5)	4.22%	3.58%	3.13%	1.94	%(8)	3.36%
Portfolio turnover rate(9)	10%		9%	10%	35%	54%		41%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.77% before expense reimbursement and 1.29% after expense reimbursement.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2017 (Unaudited)

The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$32,878,746	27.1%
Finance and Insurance	16,788,405	13.8%
Management of Companies and Enterprises	8,512,472	7.0%
Manufacturing	4,685,960	3.9%
Retail Trade	4,260,160	3.5%
Administrative and Support and Waste Management and Remediation Services	3,404,238	2.8%
Arts, Entertainment, and Recreation	487,900	0.4%
Professional, Scientific, and Technical Services	217,920	0.2%
Petroleum and Gas	29,378	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2017 (Unaudited) — (Continued)

The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
United States	$2,667,979	30.4%
Canada	1,578,569	18.0%
France	433,037	4.9%
Cayman Islands	330,000	3.7%
Denmark	132,792	1.5%
United Kingdom	109,890	1.2%
Brazil	56,056	0.6%
Argentina	34,971	0.4%
Australia	13,681	0.2%
Netherlands	9,229	0.1%
Sweden	4,819	0.1%
Spain	2,256	0.0%
Japan	892	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2017 (Unaudited) — (Continued)

The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Petroleum and Gas	$164,737,723	23.9%
Information	120,198,299	17.5%
Finance and Insurance	102,187,214	14.8%
Real Estate and Rental and Leasing	95,299,793	13.8%
Management of Companies and Enterprises	62,299,621	9.0%
Arts, Entertainment, and Recreation	34,008,828	4.9%
Manufacturing	31,595,250	4.6%
Mining, Quarrying, and Oil and Gas Extraction	25,142,851	3.7%
Utilities	3,338,256	0.5%
Transportation and Warehousing	1,859,088	0.3%
Retail Trade	1,707,032	0.3%
Industrials	987,001	0.1%
Professional, Scientific, and Technical Services	375,995	0.1%
Accommodation and Food Services	201,600	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2017 (Unaudited) — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$19,352,708	92.8%
Professional, Scientific, and Technical Services	1,293,684	6.2%
Finance and Insurance	3,366	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2017 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Petroleum and Gas	$35,782,991	21.8%
Finance and Insurance	30,126,664	18.4%
Real Estate and Rental and Leasing	25,851,758	15.8%
Management of Companies and Enterprises	17,237,030	10.5%
Manufacturing	17,087,136	10.4%
Accommodation and Food Services	15,755,480	9.6%
Arts, Entertainment, and Recreation	6,126,630	3.8%
Utilities	5,446,333	3.3%
Information	1,658,899	1.0%
Mining, Quarrying, and Oil and Gas Extraction	1,654,853	1.0%
Support Activities for Water Transportation	1,642,269	1.0%
Wholesale Trade	984,963	0.6%
Retail Trade	491,706	0.3%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2017 (Unaudited) — (Continued)

The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$16,068,236	34.6%
Petroleum and Gas	8,842,778	19.0%
Real Estate and Rental and Leasing	4,281,469	9.2%
Accommodation and Food Services	3,322,800	7.1%
Management of Companies and Enterprises	2,681,154	5.8%
Manufacturing	54,407	0.1%
Industrials	52,640	0.1%
Wholesale Trade	26,304	0.1%
Administrative and Support and Waste Management and Remediation Services	8,808	0.0%
Support Activities for Water Transportation	8,606	0.0%
Retail Trade	4,331	0.0%
Mining, Quarrying, and Oil and Gas Extraction	1,989	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2017 (Unaudited) — (Continued)

The Alternative Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$5,793,682	20.3%
Public Administration	849,921	3.0%

*	Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2017 (Unaudited) — (Continued)

The Multi-Disciplinary Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$10,889,641	19.3%
Information	9,495,517	16.8%
Finance and Insurance	8,703,858	15.4%
Real Estate and Rental and Leasing	5,844,696	10.4%
Construction	4,252,250	7.5%
Mining, Quarrying, and Oil and Gas Extraction	4,226,922	7.5%
Retail Trade	3,674,250	6.5%
Utilities	1,037,500	1.9%
Professional, Scientific, and Technical Services	522,500	0.9%
Arts, Entertainment, and Recreation	512,500	0.9%
Accommodation and Food Services	505,625	0.9%
Transportation and Warehousing	445,506	0.8%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited)

COMMON STOCKS — 58.51%	Shares	Value
Administrative and Support Services — 2.80%
CreditRiskMonitor.com, Inc.	780	$1,560
PayPal Holdings, Inc.*	63,400	3,402,678
		3,404,238
Broadcasting (except Internet) — 10.02%
The E.W. Scripps Company — Class A*	49,600	883,376
Liberty Media Corp.-Liberty SiriusXM — Class A*	28,000	1,175,440
Liberty Media Corp.-Liberty SiriusXM — Class C*	138,800	5,787,960
The Madison Square Garden Company — Class A*	16,366	3,222,465
MSG Networks Inc. — Class A*	49,100	1,102,295
		12,171,536
Cable Distributor — 5.98%
Liberty Broadband Corporation — Series A*	18,000	1,544,220
Liberty Broadband Corporation — Series C*	36,000	3,123,000
Liberty Global plc — Series C*	72,000	2,244,960
Liberty Global plc LiLAC — Series C*	16,496	353,179
		7,265,359
Credit Intermediation and Related Activities — 1.17%
LendingTree, Inc.*^	8,233	1,417,723
Data Processing, Hosting and Related Services — 0.43%
CoStar Group, Inc.*	2,000	527,200
Data Processor — 3.81%
MasterCard, Inc. — Class A	12,000	1,457,400
Verisk Analytics, Inc. — Class A*	7,600	641,212
Visa, Inc. — Class A	27,000	2,532,060
		4,630,672
Defense — 3.86%
CACI International, Inc. — Class A*	29,200	3,651,460
ManTech International Corporation — Class A	25,000	1,034,500
		4,685,960

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
E-Commerce — 2.85%
CommerceHub, Inc. — Series A*	6,000	$104,520
CommerceHub, Inc. — Series C*	12,800	223,232
eBay, Inc.*	53,200	1,857,744
Liberty Expedia Holdings, Inc. — Class A*	1,800	97,236
Liberty Interactive Corp. QVC — Class A*	9,400	230,676
Liberty Ventures — Series A*	18,000	941,220
		3,454,628
Holding Company — 0.73%
Icahn Enterprises LP	17,200	888,552
Media — 2.10%
Liberty Media Corp.-Liberty Braves — Class A*	8,000	191,120
Liberty Media Corp.-Liberty Braves — Class C*	10,000	239,700
Liberty Media Corp.-Liberty Formula One — Class A*	21,000	735,630
Lions Gate Entertainment Corporation — Class B*	52,643	1,383,458
		2,549,908
Non-Store Retailers — 1.90%
Copart, Inc.*	72,000	2,288,880
Overstock.com, Inc.*	1,000	16,300
		2,305,180
Oil and Gas — 0.02%
Texas Pacific Land Trust	100	29,378
Other Information Services — 6.06%
Alphabet, Inc. — Class A*	4,000	3,718,720
Alphabet, Inc. — Class C*	4,000	3,634,920
		7,353,640
Performing Arts, Spectator Sports, and Related Industries — 0.40%
Live Nation Entertainment, Inc.*	14,000	487,900
Satellite Telecommunications — 7.52%
DISH Network Corp. — Class A*	24,000	1,506,240
EchoStar Corporation — Class A*	125,600	7,623,920
		9,130,160

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 8.85%
The Bitcoin Investment Trust*^	22,400	$8,736,000
The Bitcoin Investment Trust Private Placement Certificate*+[1]	289	92,740
MarketAxess Holdings, Inc.	5,700	1,146,270
OTC Markets Group Inc. — Class A	30,600	765,000
		10,740,010
Telecommunications — 0.01%
ICTC Group Inc.*	149	5,215
TOTAL COMMON STOCKS
(cost $21,919,249)		71,047,259

	Principal
ESCROW NOTES — 0.00%	Amount
Special Purpose Entity — 0.00%
Adelphia Communications Corp. Preferred*+	$190,000	—
TOTAL ESCROW NOTES
(cost $0)		—

CLOSED-END FUNDS — 0.18%	Shares
Funds, Trusts, and Other Financial Vehicles — 0.18%
Altaba, Inc.*	4,000	217,920
TOTAL CLOSED-END FUNDS
(cost $55,837)		217,920

SHORT-TERM INVESTMENTS — 41.44%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.81%[b]	970	970

	Principal
	Amount
U.S. Treasury Obligations — 41.44%
United States Treasury Bills
Maturity Date: 07/06/2017, Yield to Maturity 0.65%	$45,607,000	45,604,127
Maturity Date: 08/03/2017, Yield to Maturity 0.85%	280,000	279,795
Maturity Date: 08/17/2017, Yield to Maturity 0.80%	4,440,000	4,435,014
		50,318,936
TOTAL SHORT-TERM INVESTMENTS
(cost $50,318,996)		50,319,906

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 3.33%	Shares	Value
Money Market Funds — 3.33%
First American Government Obligations Fund — Class X, 0.88%[b]	4,050,600	$4,050,600
TOTAL INVESTMENTS PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(cost $4,050,600)		4,050,600
TOTAL INVESTMENTS — 103.46%
(cost $76,344,682)		$125,635,685

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2017. Total loaned securities had a market value of $3,869,100 at June 30, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $92,740 or 0.08% of net assets.
[1] —	The Private Placement Certificates will automatically convert into unrestricted shares of The Bitcoin Investment Trust (GBTC) at the end of the restricted period.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

COMMON STOCKS — 60.63%	Shares	Value
Accommodation — 1.09%
Civeo Corporation*	45,803	$96,186
Asset Management — 5.72%
Brookfield Asset Management Inc. — Class A	5,800	227,418
JZ Capital Partners Limited	4,800	35,166
Onex Corporation	2,400	190,453
Partners Value Investments LP*	1,993	49,948
		502,985
Broadcasting (except Internet) — 3.57%
Liberty Media Corp.-Liberty SiriusXM — Class A*	3,500	146,930
Liberty Media Corp.-Liberty SiriusXM — Class C*	4,000	166,800
		313,730
Cable Distributor — 0.93%
Altice N.V. — Class A*	400	9,229
Liberty Broadband Corporation — Series A*	700	60,053
Liberty Global plc — Series A*	74	2,377
Liberty Global plc — Series C*	182	5,675
Liberty Global plc LiLAC — Series A*	9	196
Liberty Global plc LiLAC — Series C*	22	471
SFR Group SA*	100	3,386
		81,387
Crop Production — 0.40%
Cresud S.A.C.I.F.y A. — ADR*	1,798	34,971
Global Exchanges — 0.64%
BM&FBovespa SA	9,470	56,056
Holding Company — 14.67%
Bollore SA	92,000	418,316
Clarke Inc.	25,600	220,308
Dundee Corporation — Class A*	13,000	28,518
HRG Group, Inc.*	200	3,542
Icahn Enterprises LP	5,500	284,130
Investor AB — B Shares	100	4,819
Siem Industries Inc.*	5,500	330,000
		1,289,633
Industrial Services — 0.04%
Brookfield Business Partners LP	116	3,138

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Insurance Carriers and Related Activities — 2.95%
Fairfax Financial Holdings Limited	600	$259,710
Lessors of Nonresidential Buildings (except Miniwarehouses) — 2.10%
The Howard Hughes Corporation*	1,500	184,260
Media — 0.86%
Liberty Media Corp.-Liberty Formula One — Class A*	900	31,527
Liberty Media Corp.-Liberty Formula One — Class C*	1,200	43,944
		75,471
Mining (except Oil and Gas) — 3.33%
Franco-Nevada Corporation	2,100	151,536
NovaGold Resources Inc.*	4,000	18,240
Sandstorm Gold Limited*	3,600	13,932
Trilogy Metals, Inc.*	666	423
Wheaton Precious Metals Corporation	5,450	108,400
		292,531
Oil and Gas — 9.29%
PrairieSky Royalty Limited	100	2,277
Texas Pacific Land Trust	2,772	814,358
		816,635
Oil and Gas Extraction — 0.51%
Continental Resources, Inc.*	1,400	45,262
Other Information Services — 0.01%
Internet Initiative Japan Inc. — ADR	100	892
Pipeline Transportation — 0.13%
Rubis SCA	100	11,335
Publishing Industries (except Internet) — 0.18%
NZME Limited	20,000	13,681
Promotora de Informaciones S.A. — ADR*	240	619
Promotora de Informaciones S.A. — Class A*	610	1,637
		15,937
Real Estate — 2.27%
Dream Unlimited Corp. — Class A*	35,100	199,210
Satellite Telecommunications — 1.66%
EchoStar Corporation — Class A*	2,400	145,680

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 7.55%
The Bitcoin Investment Trust*	1,700	$663,000
Trisura Group Limited*^	34	570
		663,570
Shipping Services — 0.67%
Clarkson plc	1,800	59,220
Transportation — 0.04%
Braemar Shipping Services plc	1,000	3,647
Transportation Equipment Manufacturing — 0.51%
HEICO Corporation — Class A	718	44,552
Water Transportation — 1.51%
A.P. Moeller-Maersk A/S — Class B — ADR	13,200	132,792
TOTAL COMMON STOCKS
(cost $3,559,796)		5,328,790

PREFERRED STOCKS — 0.08%
Asset Management — 0.08%
Partners Value Investments LP — Class A	515	6,695
TOTAL PREFERRED STOCKS
(cost $5,334)		6,695

	Principal
CORPORATE BONDS — 0.35%	Amount
General Merchandise Stores — 0.35%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	31,106
TOTAL CORPORATE BONDS
(cost $39,500)		31,106

WARRANTS — 0.09%	Shares
Asset Management — 0.06%
Partners Value Investments LP*	1,893	4,744
General Merchandise Stores — 0.03%
Sears Holdings Corporation*	1,390	2,836
TOTAL WARRANTS
(cost $26,599)		7,580

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

SHORT-TERM INVESTMENTS — 38.41%	Shares	Value
Money Market Funds — 0.02%
Fidelity Institutional Government Portfolio — Class I, 0.81%[b]	1,440	$1,440

	Principal
U.S. Treasury Obligations — 38.39%	Amount
United States Treasury Bills
Maturity Date: 07/06/2017, Yield to Maturity 0.65%	$2,790,000	2,789,824
Maturity Date: 07/13/2017, Yield to Maturity 0.69%	129,000	128,972
Maturity Date: 08/03/2017, Yield to Maturity 0.85%	183,000	182,867
Maturity Date: 08/10/2017, Yield to Maturity 0.86%	14,000	13,987
Maturity Date: 08/17/2017, Yield to Maturity 0.80%	259,000	258,709
		3,374,359
TOTAL SHORT-TERM INVESTMENTS
(cost $3,375,732)		3,375,799

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.01%	Shares
Money Market Funds — 0.01%
First American Government Obligations Fund — Class X, 0.88%[b]	561	561
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $561)		561
TOTAL INVESTMENTS — 99.57%
(cost $7,007,522)		$8,750,531

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2017. Total loaned securities had a market value of $551 at June 30, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2017.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

COMMON STOCKS — 93.48%	Shares	Value
Accommodation — 0.03%
Civeo Corporation*	96,000	$201,600
Asset Management — 8.96%
Associated Capital Group, Inc. — Class Ac	260,800	8,867,200
Brookfield Asset Management Inc. — Class A	846,600	33,195,186
Onex Corporation	244,500	19,402,420
Partners Value Investments LP*	800	20,049
RIT Capital Partners plc	10,800	267,405
		61,752,260
Beverage and Tobacco Product Manufacturing — 0.16%
Crimson Wine Group Limited*	104,300	1,117,053
Broadcasting (except Internet) — 6.67%
CBS Corporation — Class B	102,500	6,537,450
Liberty Media Corp.-Liberty SiriusXM — Class A*	362,400	15,213,552
Liberty Media Corp.-Liberty SiriusXM — Class C*	580,200	24,194,340
		45,945,342
Cable Distributor — 3.37%
Liberty Broadband Corporation — Series A*	68,900	5,910,931
Liberty Broadband Corporation — Series C*	199,800	17,332,650
		23,243,581
Chemical Manufacturing — 0.12%
Platform Specialty Products Corporation*	66,000	836,880
Computer and Electronic Product Manufacturing — 0.00%
Fortive Corporation	50	3,168
E-Commerce — 2.14%
CommerceHub, Inc. — Series A*	18,800	327,496
CommerceHub, Inc. — Series C*	33,000	575,520
Liberty Expedia Holdings, Inc. — Class A*	31,600	1,707,032
Liberty Interactive Corp. QVC — Class A*	278,700	6,839,298
Liberty Ventures — Series A*	100,900	5,276,061
		14,725,407
Electrical Equipment, Appliance, and Component Manufacturing — 0.00%
Danaher Corporation	100	8,439

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Gaming — 1.68%
Las Vegas Sands Corp.	82,600	$5,277,314
MGM Resorts International	69,800	2,184,042
Wynn Resorts Limited	30,600	4,104,072
		11,565,428
Global Exchanges — 0.03%
JSE Limited	22,000	206,017
Holding Company — 6.79%
Bollore SA	394,200	1,792,391
Dundee Corporation — Class A*	103,500	227,048
Icahn Enterprises LP	676,400	34,942,824
Leucadia National Corporation	310,600	8,125,296
Siem Industries Inc.*	28,000	1,680,000
		46,767,559
Household and Personal Products — 1.70%
Newell Brands, Inc.	217,800	11,678,436
Industrial Services — 0.05%
Brookfield Business Partners LP^	13,900	375,995
Insurance Carriers and Related Activities — 2.14%
Markel Corporation*	15,100	14,735,486
Lessors of Nonresidential Buildings (except Miniwarehouses) — 11.80%
The Howard Hughes Corporation*	661,400	81,246,376
Lessors of Residential Buildings and Dwellings — 0.96%
Equity Lifestyle Properties, Inc. — REIT	76,700	6,622,278
Media — 3.52%
Discovery Communications, Inc. — Class A*	157,300	4,063,059
Discovery Communications, Inc. — Class C*	79,000	1,991,590
Liberty Media Corp.-Liberty Braves — Class A*	40,400	965,156
Liberty Media Corp.-Liberty Braves — Class C*	51,600	1,236,852
Liberty Media Corp.-Liberty Formula One — Class A*	93,400	3,271,802
Liberty Media Corp.-Liberty Formula One — Class C*	132,800	4,863,136
Lions Gate Entertainment Corporation — Class B*	227,200	5,970,816
Scripps Networks Interactive — Class A	18,400	1,256,904
Viacom Inc. — Class B	19,000	637,830
		24,257,145

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 2.38%
Franco-Nevada Corporation	224,600	$16,207,136
Wheaton Precious Metals Corporation	10,000	198,900
		16,406,036
Oil and Gas — 23.92%
PrairieSky Royalty Limited	1,000	22,771
Texas Pacific Land Trust[c]	560,752	164,737,723
		164,760,494
Oil and Gas Extraction — 1.02%
Atlas Energy Group LLC*	612,400	52,727
Canadian Natural Resources Limited	13,200	380,688
Continental Resources, Inc.*	71,100	2,298,663
Tourmaline Oil Corp.*	200,100	4,301,965
		7,034,043
Other Exchanges — 2.50%
CBOE Holdings Inc.	188,400	17,219,760
Performing Arts, Spectator Sports, and Related Industries — 3.26%
Live Nation Entertainment, Inc.*	644,000	22,443,400
Publishing Industries (except Internet) — 0.08%
Time Inc.	36,000	516,600
Real Estate — 1.08%
Dream Unlimited Corp. — Class A*	283,000	1,606,169
Forest City Realty Trust, Inc. — Class A — REIT	241,000	5,824,970
		7,431,139
Restaurants — 2.61%
The Wendy’s Company	1,157,400	17,951,274
Satellite Telecommunications — 4.45%
DISH Network Corp. — Class A*	210,600	13,217,256
EchoStar Corporation — Class A*	287,300	17,439,110
		30,656,366
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 1.17%
The Bitcoin Investment Trust*^	20,400	7,956,000
Trisura Group Limited*^	5,015	83,752
		8,039,752

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Shipping Services — 0.14%
Clarkson plc	30,000	$987,002
Utilities — 0.48%
Brookfield Infrastructure Partners LP^	81,600	3,338,256
Water Transportation — 0.27%
A.P. Moeller-Maersk A/S — Class B — ADR	184,800	1,859,088
TOTAL COMMON STOCKS
(cost $337,568,595)		643,931,660

PREFERRED STOCKS — 0.00%
Asset Management — 0.00%
Partners Value Investments LP — Class A	217	2,821
TOTAL PREFERRED STOCKS
(cost $1,764)		2,821

	Principal
ESCROW NOTES — 0.00%	Amount
Special Purpose Entity — 0.00%
Adelphia Communications Corp.*+	$200,000	—
TOTAL ESCROW NOTES
(cost $0)		—

CLOSED-END FUNDS — 0.00%	Shares
Funds, Trusts, and Other Financial Vehicles — 0.00%
DoubleLine Income Solutions Fund	100	2,065
TOTAL CLOSED-END FUNDS
(cost $2,047)		2,065

WARRANTS — 0.00%
Asset Management — 0.00%
Partners Value Investments LP*	800	2,005
TOTAL WARRANTS
(cost $2,368)		2,005

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Principal
SHORT-TERM INVESTMENTS — 6.43%	Amount	Value
U.S. Treasury Obligations — 6.43%
United States Treasury Bills
Maturity Date: 07/06/2017, Yield to Maturity 0.65%	$27,873,000	$27,871,244
Maturity Date: 08/17/2017, Yield to Maturity 0.80%	16,441,000	16,422,537
		44,293,781
TOTAL SHORT-TERM INVESTMENTS
(cost $44,294,312)		44,293,781

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.40%	Shares
Money Market Funds — 0.40%
First American Government Obligations Fund — Class X, 0.88%[b]	2,721,838	2,721,838
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $2,721,838)		2,721,838
TOTAL INVESTMENTS — 100.31%
(cost $384,590,924)		$690,954,170

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2017. Total loaned securities had a market value of $2,640,865 at June 30, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2017.
[c] —	Affiliated issuer. See note 11.
ADR — American Depository Receipt.
REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

COMMON STOCKS — 98.96%	Shares	Value
Chemical Manufacturing — 2.12%
Agenus, Inc.*	148	$579
AmpliPhi Biosciences Corp.*	2	1
Immune Pharmaceuticals, Inc.*	1	3
Lonza Group AG*	2,000	432,370
Madrigal Pharmaceuticals, Inc.*	514	8,358
		441,311
Pharmaceutical and Biotechnology — 90.66%
AbbVie Inc.	13,000	942,630
Alkermes plc*	22,000	1,275,340
Arena Pharmaceuticals, Inc.*	4,500	75,915
AstraZeneca plc — ADR	28,000	954,520
Biogen Inc.*	3,750	1,017,600
Bioverativ, Inc.*	2,375	142,904
Bristol-Myers Squibb Company	24,000	1,337,280
Celgene Corporation*	7,000	909,090
Celldex Therapeutics Inc.*	26,294	64,946
Eli Lilly & Company	19,000	1,563,700
Gilead Sciences, Inc.	9,000	637,020
GlaxoSmithKline plc — ADR	22,673	977,660
Ionis Pharmaceuticals, Inc.*	17,000	864,790
Johnson & Johnson	9,000	1,190,610
Merck & Co., Inc.	15,000	961,350
Merrimack Pharmaceuticals, Inc.^	25,000	31,000
Novartis AG — ADR	14,000	1,168,580
Onconova Therapeutics, Inc.*	2,400	5,184
Osiris Therapeutics, Inc.*^	21,000	134,400
Pfizer, Inc.	43,000	1,444,370
Progenics Pharmaceuticals, Inc.*	67,200	456,288
Roche Holding AG Limited — ADR	23,000	731,400
Sanofi — ADR	25,000	1,197,750
Shire plc — ADR	5,000	826,350
		18,910,677

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Professional, Scientific, and Technical Services — 6.18%
Albany Molecular Research, Inc.*^	56,000	$1,215,200
Codexis, Inc.*	5,611	30,580
Pacific Biosciences of California Inc.*	12,000	42,720
		1,288,500
TOTAL COMMON STOCKS
(cost $14,303,684)		20,640,488

RIGHTS — 0.04%
Funds, Trusts, and Other Financial Vehicles — 0.01%
Ligand Pharmaceuticals Inc.*	44,000	440
Ligand Pharmaceuticals Inc.*	44,000	2,420
Ligand Pharmaceuticals Inc.*	44,000	264
Ligand Pharmaceuticals Inc.*#	44,000	242
		3,366
Pharmaceutical and Biotechnology — 0.03%
Sanofi*#	15,538	5,904
TOTAL RIGHTS
(cost $0)		9,270

SHORT-TERM INVESTMENTS — 1.01%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.81%[b]	283	283

	Principal
	Amount
U.S. Treasury Obligations — 1.01%
United States Treasury Bills
Maturity Date: 08/03/2017, Yield to Maturity 0.85%	$211,000	210,846
TOTAL SHORT-TERM INVESTMENTS
(cost $211,119)		211,129

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 1.01%	Shares	Value
Money Market Funds — 1.01%
First American Government Obligations Fund — Class X, 0.88%[b]	209,975	$209,975
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $209,975).		209,975
TOTAL INVESTMENTS — 101.02%
(cost $14,724,778)		$21,070,862

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2017. Total loaned securities had a market value of $199,970 at June 30, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
# —	Contingent value right (contingent upon profitability of company).
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2017.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

COMMON STOCKS — 96.79%	Shares	Value
Accommodation — 2.94%
Civeo Corporation*	2,297,295	$4,824,319
Asset Management — 13.15%
Associated Capital Group, Inc. — Class A	164,250	5,584,500
GAMCO Investors, Inc. — Class A	19,200	568,320
JZ Capital Partners Limited	190,400	1,394,931
Onex Corporation	93,180	7,459,142
Partners Value Investments LP*	191,000	4,786,783
RIT Capital Partners plc	71,200	1,762,890
Sprott, Inc.	1,680	2,954
		21,559,520
Beverage and Tobacco Product Manufacturing — 0.78%
Crimson Wine Group Limited*	119,600	1,280,916
Chemical Manufacturing — 2.64%
Inter Parfums, Inc.	69,600	2,550,840
Platform Specialty Products Corporation*	140,600	1,782,808
		4,333,648
Construction of Buildings — 0.59%
Green Brick Partners, Inc.*	84,300	965,235
Credit Intermediation and Related Activities — 0.15%
Emergent Capital, Inc.*	735,250	242,632
Forestry and Logging — 0.02%
Keweenaw Land Association Limited*	380	39,900
Gaming — 6.67%
Tropicana Entertainment Inc.*	256,600	10,931,160
General Merchandise Stores — 0.30%
Sears Canada Inc.*^	613,100	491,706
Holding Company — 11.29%
Dundee Corporation — Class A*	793,500	1,740,701
Icahn Enterprises LP	324,494	16,763,360
		18,504,061
Insurance Carriers and Related Activities — 0.52%
Greenlight Capital Re, Limited — Class A*	41,000	856,900
Lessors of Nonresidential Buildings (except Miniwarehouses) — 7.56%
The Howard Hughes Corporation*	100,900	12,394,556

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Machinery Manufacturing — 0.62%
Colfax Corporation*	26,000	$1,023,620
Manufactured Brands — 0.54%
Movado Group, Inc.	35,200	888,800
Media — 0.71%
Lions Gate Entertainment Corporation — Class B*	44,096	1,158,843
Merchant Wholesalers, Durable Goods — 0.60%
Dorman Products, Inc.*	11,900	984,963
Mining (except Oil and Gas) — 0.26%
McEwen Mining Inc.^	160,600	422,378
Oil and Gas — 22.70%
Permian Basin Royalty Trust^	165,500	1,439,850
Texas Pacific Land Trust	121,802	35,782,992
		37,222,842
Oil Refining — 0.75%
Par Pacific Holdings, Inc.*	68,319	1,232,475
Other Exchanges — 1.11%
Urbana Corporation — Class A	695,071	1,817,004
Performing Arts, Spectator Sports, and Related Industries — 3.74%
Live Nation Entertainment, Inc.*	175,800	6,126,630
Pipeline Transportation — 3.32%
Rubis SCA	48,050	5,446,333
Publishing Industries (except Internet) — 0.19%
Promotora de Informaciones S.A. — ADR*	64,644	166,782
Value Line, Inc.	7,615	139,354
		306,136
Real Estate — 7.60%
Dream Unlimited Corp. — Class A*	2,194,000	12,452,067
Restaurants — 5.06%
The Wendy’s Company	534,650	8,292,422
Satellite Telecommunications — 0.29%
Loral Space & Communications Inc.*	11,400	473,670
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.80%
The Bitcoin Investment Trust*	3,375	1,316,250

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Telecommunications — 0.12%
CIBL, Inc.*	18	$26,640
ICTC Group Inc.*	208	7,280
LICT Corporation*	16	160,000
		193,920
Transportation — 1.00%
Braemar Shipping Services plc	450,322	1,642,269
Transportation Equipment Manufacturing — 0.77%
American Railcar Industries, Inc.^	33,100	1,267,730
TOTAL COMMON STOCKS
(cost $160,749,064)		158,692,905

PREFERRED STOCKS — 0.41%
Asset Management — 0.41%
Partners Value Investments LP — Class A	51,933	675,129
TOTAL PREFERRED STOCKS
(cost $420,822)		675,129

WARRANTS — 0.29%
Asset Management — 0.29%
Partners Value Investments LP*	191,000	478,678
TOTAL WARRANTS
(cost $564,856)		478,678

SHORT-TERM INVESTMENTS — 2.52%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.81%[b]	839	839

	Principal
	Amount
U.S. Treasury Obligations — 2.52%
United States Treasury Bills
Maturity Date: 07/20/2017, Yield to Maturity 0.74%	$4,125,000	4,123,490
TOTAL SHORT-TERM INVESTMENTS
(cost $4,124,228)		4,124,329

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 2.05%	Shares	Value
Money Market Funds — 2.05%
First American Government Obligations Fund — Class X, 0.88%[b]	3,356,328	$3,356,328
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $3,356,328)		3,356,328
TOTAL INVESTMENTS — 102.06%
(cost $169,215,298)		$167,327,369

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2017. Total loaned securities had a market value of $3,193,504 at June 30, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2017.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

COMMON STOCKS — 75.44%	Shares	Value
Asset Management — 11.55%
Associated Capital Group, Inc. — Class A	33,400	$1,135,600
Federated Investors, Inc. — Class B	3,600	101,700
GAMCO Investors, Inc. — Class A	100	2,960
Oaktree Capital Group LLC	9,000	419,400
Onex Corporation	32,100	2,547,312
Partners Value Investments LP*	43,516	1,090,584
Sprott, Inc.	41,155	72,358
		5,369,914
Beverage and Tobacco Product Manufacturing — 0.12%
Crimson Wine Group Limited*	5,080	54,407
Data Processor — 3.07%
MasterCard, Inc. — Class A	4,800	582,960
Visa, Inc. — Class A	9,000	844,020
		1,426,980
Gaming — 7.14%
Tropicana Entertainment Inc.*	78,000	3,322,800
Global Exchanges — 0.88%
JSE Limited	43,600	408,289
Holding Company — 6.53%
Clarke Inc.	1,000	8,605
Dundee Corporation — Class A*	158,600	347,921
Icahn Enterprises LP	51,900	2,681,154
		3,037,680
Insurance Carriers and Related Activities — 1.31%
Fairfax Financial Holdings Limited	60	25,971
Markel Corporation*	600	585,516
		611,487
Lessors of Nonresidential Buildings (except Miniwarehouses) — 5.88%
The Howard Hughes Corporation*	22,250	2,733,190
Merchant Wholesalers, Durable Goods — 0.06%
A-Mark Precious Metals, Inc.	1,600	26,304
Mining (except Oil and Gas) — 0.00%
Wheaton Precious Metals Corporation	100	1,989

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Shares	Value
Oil and Gas — 19.01%
Texas Pacific Land Trust	30,100	$8,842,778
Other Exchanges — 3.48%
CBOE Holdings Inc.	4,300	393,020
NZX Limited	359,002	294,645
Urbana Corporation — Class A	356,004	930,640
		1,618,305
Publishing Industries (except Internet) — 0.02%
IHS Markit Limited*	200	8,808
Real Estate — 3.33%
Dream Unlimited Corp. — Class A*	272,800	1,548,279
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 12.67%
The Bitcoin Investment Trust*	6,600	2,574,000
CME Group, Inc.	4,000	500,960
IntercontinentalExchange Group, Inc.	10,000	659,200
OTC Markets Group Inc. — Class A	86,385	2,159,625
		5,893,785
Shipping Services — 0.11%
Clarkson plc	1,600	52,640
U.S. Equity Exchanges — 0.28%
NASDAQ, Inc.	1,800	128,682
TOTAL COMMON STOCKS
(cost $21,772,082)		35,086,317

PREFERRED STOCKS — 0.33%
Asset Management — 0.33%
Partners Value Investments LP — Class A	11,832	153,816
TOTAL PREFERRED STOCKS
(cost $96,929)		153,816

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 0.01%	Amount	Value
General Merchandise Stores — 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	$4,331
TOTAL CORPORATE BONDS
(cost $5,500)		4,331

WARRANTS — 0.23%	Shares
Asset Management — 0.23%
Partners Value Investments LP*	43,516	109,058
TOTAL WARRANTS
(cost $130,105)		109,058

SHORT-TERM INVESTMENTS — 24.12%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.81%[b]	581	581

	Principal
	Amount
U.S. Treasury Obligations — 24.12%
United States Treasury Bills
Maturity Date: 07/06/2017, Yield to Maturity 0.65%	$9,604,000	9,603,395
Maturity Date: 08/17/2017, Yield to Maturity 0.81%	1,495,000	1,493,321
Maturity Date: 08/24/2017, Yield to Maturity 0.82%	121,000	120,841
		11,217,557
TOTAL SHORT-TERM INVESTMENTS
(cost $11,217,993)		11,218,138
TOTAL INVESTMENTS — 100.13%
(cost $33,222,609)		$46,571,660

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Principal
U.S. TREASURY OBLIGATIONS — 2.98%	Amount	Value
United States Treasury Notes — 2.98%
0.875%, 08/15/2017#	$850,000	$849,921
TOTAL U.S. TREASURY OBLIGATIONS
(cost $848,810)		849,921

EXCHANGE TRADED FUNDS — 20.34%	Shares
Funds, Trusts, and Other Financial Vehicles — 20.34%
iShares 1-3 Year Credit Bond ETF	27,000	2,843,370
PIMCO Enhanced Short Maturity Active ETF	4,700	478,084
SPDR Barclays Short Term Corporate Bond ETF#	24,000	735,360
Vanguard Short-Term Corporate Bond ETF	21,700	1,736,868
TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,792)		5,793,682

SHORT-TERM INVESTMENTS — 76.43%
Money Market Funds — 4.88%
Fidelity Institutional Government Portfolio — Class I, 0.81%#[b]	1,391,932	1,391,932

	Principal
	Amount
U.S. Treasury Obligations — 71.55%
United States Treasury Bills
Maturity Date: 07/06/2017, Yield to Maturity 0.65%	$9,456,000	9,455,404
Maturity Date: 07/13/2017, Yield to Maturity 0.69%	1,880,000	1,879,598
Maturity Date: 08/03/2017, Yield to Maturity 0.85%	1,633,000	1,631,808
Maturity Date: 08/10/2017, Yield to Maturity 0.87%	230,000	229,789
Maturity Date: 08/17/2017, Yield to Maturity 0.81%	3,976,000	3,971,535
Maturity Date: 08/24/2017, Yield to Maturity 0.86%	3,222,000	3,217,750
		20,385,884
TOTAL SHORT-TERM INVESTMENTS
(cost $21,777,829)		21,777,816
TOTAL INVESTMENTS — 99.75%
(cost $28,431,431)		$28,421,419

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.

# —	All or a portion of the securities have been committed as collateral for written option contracts.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2017.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 1.54%	Amount	Value
Energy Transportation — 0.61%
Cheniere Energy, Inc., 4.250%, 03/15/2045	$500,000	$347,500
Real Estate — 0.93%
Forest City Enterprises, Inc., 4.250%, 08/15/2018	446,000	522,656
TOTAL CONVERTIBLE BONDS
(cost $799,007)		870,156

CORPORATE BONDS — 76.94%
Broadcasting (except Internet) — 5.03%
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	210,750
Sinclair Television Group, Inc., 5.375%, 04/01/2021	250,000	257,500
Sirius XM Radio, Inc.
5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $772,428■	750,000	776,250
4.625%, 05/15/2023, Acquired 04/11/2014-07/14/2015 at $1,013,522■	1,050,000	1,082,813
TEGNA, Inc.
5.125%, 10/15/2019	250,000	255,938
5.125%, 07/15/2020	250,000	256,562
		2,839,813
Cable Distributor — 0.47%
Altice Luxembourg SA, 7.750%, 05/15/2022,
Acquired 07/02/2014 at $263,943■	250,000	265,625
Chemical Manufacturing — 6.89%
Ashland Inc., 4.750%, 08/15/2022	3,000,000	3,150,000
The Chemours Company
6.625%, 05/15/2023	474,000	503,625
7.000%, 05/15/2025	214,000	234,330
		3,887,955
Construction of Buildings — 7.35%
Lennar Corporation, 4.750%, 11/15/2022	1,960,000	2,089,850
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019	2,000,000	2,058,400
		4,148,250

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Principal
	Amount	Value
E-Commerce — 1.74%
IAC/InterActiveCorp, 4.750%, 12/15/2022^	$1,000,000	$985,000
Energy Transportation — 1.84%
ONEOK Inc., 4.250%, 02/01/2022	1,000,000	1,037,500
Fabricated Metal Product Manufacturing — 0.44%
Ball Corp., 5.250%, 07/01/2025	224,000	248,080
Food Manufacturing — 8.52%
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024, Acquired 02/15/2017 at $1,005,000■	1,000,000	1,035,000
4.875%, 11/01/2026, Acquired 02/15/2017-03/09/2017 at $3,632,031■	3,625,000	3,774,531
		4,809,531
Gaming — 0.90%
Wynn Las Vegas LLC, 4.250%, 05/30/2023,
Acquired 07/02/2014-07/29/2014 at $489,942■	500,000	505,625
Holding Company — 5.47%
Icahn Enterprises, 5.875%, 02/01/2022	3,000,000	3,086,250
Lessors of Nonresidential Buildings (except Miniwarehouses) — 2.27%
The Howard Hughes Corporation, 5.375%, 03/15/2025,
Acquired 03/06/2017-03/07/2017 at $1,253,125■	1,250,000	1,281,250
Mining (except Oil and Gas) — 2.74%
Freeport-McMoRan Inc., 3.550%, 03/01/2022	1,100,000	1,036,398
Teck Resources Limited, 4.750%, 01/15/2022	264,000	274,560
Vulcan Materials Co., 7.500%, 06/15/2021	200,000	236,239
		1,547,197
Motor Vehicle and Parts Dealers — 6.51%
Penske Automotive Group, Inc., 5.750%, 10/01/2022	3,550,000	3,674,250
Oil and Gas Extraction — 4.17%
Continental Resources, Inc., 5.000%, 09/15/2022	600,000	591,000
Murphy Oil Corp., 4.700%, 12/01/2022	1,208,000	1,169,344
QEP Resources, Inc.
6.875%, 03/01/2021	250,000	260,625
5.375%, 10/01/2022	120,000	116,100
5.250%, 05/01/2023	230,000	218,500
		2,355,569

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Principal
	Amount	Value
Oil and Gas Service Company — 2.03%
Ensco plc, 4.700%, 03/15/2021^	$600,000	$586,500
Rowan Companies, Inc., 4.875%, 06/01/2022	600,000	559,500
		1,146,000
Publishing Industries (except Internet) — 0.47%
Tribune Media Co., 5.875%, 07/15/2022	250,000	263,125
Rail Transportation — 0.45%
Florida East Coast Holdings Corporation, 6.750%, 05/01/2019,
Acquired 07/09/2014 at $255,289■	250,000	256,506
Real Estate — 8.27%
Brookfield Residential Properties
6.500%, 12/15/2020, Acquired 09/24/2014-03/20/2015 at $3,327,192■	3,250,000	3,363,750
6.125%, 07/01/2022, Acquired 04/09/2015 at $103,750■	100,000	104,000
6.375%, 05/15/2025, Acquired 06/19/2015 at $641,235■	651,000	677,040
Lamar Media Corp., 5.000%, 05/01/2023	500,000	522,500
		4,667,290
Satellite Telecommunications — 5.32%
Dish DBS Corp., 4.625%, 07/15/2017	3,000,000	3,003,750
Software and Services — 0.54%
Nuance Communications, Inc., 5.375%, 08/15/2020,
Acquired 03/27/2014-07/29/2014 at $303,782■	300,000	305,625
Telecommunications — 4.15%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	521,875
Crown Castle International Corp., 4.875%, 04/15/2022	700,000	765,517
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	487,688
7.625%, 06/15/2021	500,000	570,000
		2,345,080
Transportation Equipment Manufacturing — 1.37%
Dana Holding Corp., 5.375%, 09/15/2021	250,000	257,344
Lear Corp., 4.750%, 01/15/2023	500,000	517,386
		774,730
TOTAL CORPORATE BONDS
(cost $42,299,686)		43,434,001

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Principal
MUNICIPAL BONDS — 0.33%	Amount	Value
Air Transportation — 0.33%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025a+	$2,000,000	$108,000
6.000%, 07/01/2037a+	1,500,000	81,000
TOTAL MUNICIPAL BONDS
(cost $2,245,112)		189,000

EXCHANGE TRADED NOTES — 0.01%	Shares
Credit Intermediation and Related Activities — 0.01%
VelocityShares Daily Inverse VIX Medium Term ETN*	100	7,026
TOTAL EXCHANGE TRADED NOTES
(cost $3,971)		7,026

CLOSED-END FUNDS — 9.94%
Funds, Trusts, and Other Financial Vehicles — 9.94%
DoubleLine Income Solutions Fund^	18,900	390,285
DoubleLine Opportunistic Credit Fund^	50,900	1,284,207
Duff & Phelps Select Energy MLP Fund Inc.	400	2,836
Nuveen Energy MLP Total Return Fund	400	5,284
PIMCO Dynamic Income Fund	88,000	2,655,840
PIMCO Income Opportunity Fund	9,000	241,650
PIMCO Income Strategy Fund	10,000	118,100
PIMCO Income Strategy Fund II	10,000	104,400
Special Opportunities Fund Inc.	14,200	215,840
Tortoise Energy Infrastructure Corp.	600	18,234
Tortoise MLP Fund Inc.	1,400	27,006
Western Asset Mortgage Defined Opportunity Fund Inc.^	19,200	504,576
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,200	24,244
Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,600	18,080
TOTAL CLOSED-END FUNDS
(cost $5,785,320)		5,610,582

SHORT-TERM INVESTMENTS — 10.71%
Money Market Funds — 0.02%
Fidelity Institutional Government Portfolio — Class I, 0.81%[b]	9,022	9,022

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2017 (Unaudited) — (Continued)

	Principal
	Amount	Value
U.S. Treasury Obligations — 10.69%
United States Treasury Bills
Maturity Date: 08/03/2017, Yield to Maturity 0.85%	$4,492,000	$4,488,721
Maturity Date: 08/10/2017, Yield to Maturity 0.86%	1,194,000	1,192,907
Maturity Date: 08/17/2017, Yield to Maturity 0.80%	311,000	310,651
Maturity Date: 08/24/2017, Yield to Maturity 0.84%	41,000	40,946
		6,033,225
TOTAL SHORT-TERM INVESTMENTS
(cost $6,042,005)		6,042,247

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 2.26%	Shares
Money Market Funds — 2.26%
First American Government Obligations Fund — Class X, 0.88%[b]	1,274,050	1,274,050
TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS
FROM SECURITIES LENDING
(cost $1,274,050)		1,274,050
TOTAL INVESTMENTS — 101.73%
(cost $58,449,151)		$57,427,062

Percentages are stated as a percent of net assets.

* —	Non-income producing security.
^ —	This security or a portion of this security was out on loan at June 30, 2017. Total loaned securities had a market value of $1,250,633 at June 30, 2017. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.
■ —	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 23.79%.
[a] —	Default or other conditions exist and the security is not presently accruing income.
+ —	Security is considered illiquid. The aggregate value of such securities is $189,000 or 0.33% of net assets.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2017.
ETN — Exchange Traded Note.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2017 (Unaudited)

PUT OPTIONS WRITTEN	Contracts[d]	Value
Equity Index
S&P 500 Index
Expiration: July 2017, Exercise Price: $2,340.00	1	$700
Expiration: July 2017, Exercise Price: $2,350.00	6	2,100
Expiration: July 2017, Exercise Price: $2,355.00	6	2,782
Expiration: July 2017, Exercise Price: $2,360.00	6	2,228
Expiration: July 2017, Exercise Price: $2,365.00	18	7,583
Expiration: July 2017, Exercise Price: $2,370.00	9	8,430
Expiration: July 2017, Exercise Price: $2,380.00	6	5,280
TOTAL PUT OPTIONS WRITTEN
(premiums received $41,246)		$29,103

d —	100 shares per contract.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2017 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$125,635,685	$8,750,531
Cash	—	690
Receivable for contributed capital	4,230	55,006
Receivable for investments sold	19,514	—
Dividends and interest receivable	3	14,810
Prepaid expenses and other assets	40,522	3,818
Total Assets	125,699,954	8,824,855
LIABILITIES:
Payable to Adviser	126,357	9,057
Payable to Trustees	3,201	221
Payable to Chief Compliance Officer	151	9
Payable for collateral received for securities loaned	4,050,600	561
Payable for withdrawn capital	60,057	11,997
Accrued expenses and other liabilities	27,537	14,272
Total Liabilities	4,267,903	36,117
Net Assets	$121,432,051	$8,788,738
(1) Cost of investments	$76,344,682	$7,007,522
(2) Includes loaned securities with a market value of	$3,869,100	$551

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2017 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio
ASSETS:
Investments, at value
Unaffiliated issuers(1)	$517,349,247	$21,070,862
Affiliated issuers(2)	173,604,923	—
Total investments, at value(3)(4)	690,954,170	21,070,862
Cash	134,773	—
Receivable for contributed capital	646,835	1,289
Receivable for investments sold	1,001,359	—
Dividends and interest receivable	107,103	37,531
Prepaid expenses and other assets	88,102	1,830
Total Assets	692,932,342	21,111,512
LIABILITIES:
Payable to Adviser	712,397	21,440
Payable to Trustees	20,410	569
Payable to Chief Compliance Officer	1,367	28
Payable for collateral received for securities loaned	2,721,838	209,975
Payable for withdrawn capital	521,385	6,616
Accrued expenses and other liabilities	122,089	15,296
Total Liabilities	4,099,486	253,924
Net Assets	$688,832,856	$20,857,588
(1) Unaffiliated issuers cost	$322,000,202	$14,724,778
(2) Affiliated issuers cost	62,590,722	—
(3) Total issuers cost	$384,590,924	$14,724,778
(4) Includes loaned securities with a market value of	$2,640,865	$199,970

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2017 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$167,327,369	$46,571,660
Receivable for contributed capital	6,611	1,806
Receivable for investments sold	15,730	13,135
Dividends and interest receivable	239,866	22,520
Prepaid expenses and other assets	17,841	14,933
Total Assets	167,607,417	46,624,054
LIABILITIES:
Payable to Adviser	168,552	48,111
Payable to Trustees	4,909	1,225
Payable to Chief Compliance Officer	331	58
Payable for collateral received for securities loaned	3,356,328	—
Payable for withdrawn capital	78,450	44,894
Accrued expenses and other liabilities	42,864	18,325
Total Liabilities	3,651,434	112,613
Net Assets	$163,955,983	$46,511,441
(1) Cost of investments	$169,215,298	$33,222,609
(2) Includes loaned securities with a market value of	$3,193,504	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2017 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$28,421,419	$57,427,062
Cash at broker	172,769	6,623
Receivable for contributed capital	22,610	158,686
Dividends and interest receivable	3,502	563,218
Prepaid expenses and other assets	823	11,398
Total Assets	28,621,123	58,166,987
LIABILITIES:
Written options, at value(3)	29,103	—
Payable to Adviser	21,421	58,362
Payable to Trustees	792	1,764
Payable to Chief Compliance Officer	43	179
Payable for securities purchased	—	347,681
Payable for collateral received for securities loaned	—	1,274,050
Payable for withdrawn capital	59,986	9,749
Accrued expenses and other liabilities	16,305	25,209
Total Liabilities	127,650	1,716,994
Net Assets	$28,493,473	$56,449,993
(1) Cost of investments	$28,431,431	$58,449,151
(2) Includes loaned securities with a market value of	$—	$1,250,633
(3) Premiums received	$41,246	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Six Months Ended June 30, 2017 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$37,749	$19,946
Interest	137,688	10,752
Income from securities lending	49,674	4,240
Total investment income	225,111	34,938
EXPENSES:
Investment advisory fees	718,485	50,035
Administration fees	27,696	2,347
Professional fees	9,076	4,450
Fund accounting fees	12,490	3,001
Trustees’ fees	6,433	446
Chief Compliance Officer fees	1,095	81
Custodian fees and expenses	7,061	4,087
Registration fees	18	1
Other expenses	2,526	152
Total expenses	784,880	64,600
Net investment loss	(559,769)	(29,662)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	4,291,761	41,006
Net change in unrealized appreciation of:
Investments and foreign currency	11,088,321	660,799
Net realized and unrealized gain on investments	15,380,082	701,805
Net increase in net assets resulting from operations	$14,820,313	$672,143
† Net of foreign taxes withheld of:	$—	$2,603

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2017 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$1,225,685	$296,259
Interest	278,908	569
Income from securities lending	108,799	4,282
Dividends from affiliated issuer	855,031	—
Total investment income	2,468,423	301,110
EXPENSES:
Investment advisory fees	4,798,171	129,234
Administration fees	191,094	5,211
Professional fees	39,293	4,982
Fund accounting fees	85,915	3,045
Trustees’ fees	45,160	1,150
Chief Compliance Officer fees	8,117	196
Custodian fees and expenses	54,890	3,090
Registration fees	116	4
Other expenses	17,340	509
Total expenses	5,240,096	147,421
Net investment income (loss)	(2,771,673)	153,689
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	10,907,719	1,483,503
Affiliated issuer	11,797,477	—
Net change in unrealized appreciation of:
Investments and foreign currency	30,156,770	173,909
Net realized and unrealized gain on investments	52,861,966	1,657,412
Net increase in net assets resulting from operations	$50,090,293	$1,811,101
† Net of foreign taxes withheld of:	$69,287	$15,650

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2017 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$758,970	$147,949
Interest	34,407	31,295
Income from securities lending	93,548	16,284
Total investment income	886,925	195,528
EXPENSES:
Investment advisory fees	1,155,211	274,576
Administration fees	46,062	10,842
Professional fees	12,513	6,050
Fund accounting fees	21,410	5,983
Trustees’ fees	10,806	2,498
Chief Compliance Officer fees	1,938	438
Custodian fees and expenses	21,145	6,794
Registration fees	31	6
Other expenses	4,336	913
Total expenses	1,273,452	308,100
Net investment loss	(386,527)	(112,572)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	14,404,999	(301,358)
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(7,574,539)	3,916,043
Net realized and unrealized gain on investments	6,830,460	3,614,685
Net increase in net assets resulting from operations	$6,443,933	$3,502,113
† Net of foreign taxes withheld of:	$37,774	$10,662

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Six Months Ended June 30, 2017 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$42,402	$228,661
Interest	76,967	1,566,130
Income from securities lending	—	35,638
Total investment income	119,369	1,830,429
EXPENSES:
Investment advisory fees	127,507	475,296
Administration fees	7,943	20,410
Professional fees	5,351	7,753
Fund accounting fees	4,073	14,806
Trustees’ fees	1,601	4,584
Chief Compliance Officer fees	280	874
Custodian fees and expenses	2,995	6,575
Registration fees	4	14
Other expenses	621	2,063
Total expenses	150,375	532,375
Net investment income (loss)	(31,006)	1,298,054
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	3,182	466,501
Written option contracts expired or closed	560,578	4,586
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	24,770	660,468
Written option contracts	(204,413)	(4,542)
Net realized and unrealized gain on investments	384,117	1,127,013
Net increase in net assets resulting from operations	$353,111	$2,425,067

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
OPERATIONS:
Net investment loss	$(559,769)	$(1,372,003)	$(29,662)	$(30,779)
Net realized gain on sale of investments and foreign currency	4,291,761	13,023,048	41,006	111,901
Net change in unrealized appreciation (depreciation) of investments and foreign currency	11,088,321	(8,519,309)	660,799	855,533
Net increase in net assets resulting from operations	14,820,313	3,131,736	672,143	936,655
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	925,970	72,053	1,446,518	631,868
Withdrawals	(6,944,007)	(16,820,631)	(871,974)	(760,370)
Net increase (decrease) in net assets resulting from beneficial interest transactions	(6,018,037)	(16,748,578)	574,544	(128,502)
Total increase (decrease) in net assets	8,802,276	(13,616,842)	1,246,687	808,153
NET ASSETS:
Beginning of period	112,629,775	126,246,617	7,542,051	6,733,898
End of period	$121,432,051	$112,629,775	$8,788,738	$7,542,051

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
OPERATIONS:
Net investment income (loss)	$(2,771,673)	$(6,404,781)	$153,689	$159,899
Net realized gain on sale of investments and foreign currency	22,705,196	81,936,102	1,483,503	1,823,092
Net change in unrealized appreciation (depreciation) of investments and foreign currency	30,156,770	63,009,898	173,909	(4,346,253)
Net increase (decrease) in net assets resulting from operations	50,090,293	138,541,219	1,811,101	(2,363,262)
NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	1,729,538	56,523,799	87,153	706,562
Withdrawals	(199,136,546)	(207,335,022)	(2,734,022)	(5,789,417)
Net decrease in net assets resulting from beneficial interest transactions	(197,407,008)	(150,811,223)	(2,646,869)	(5,082,855)
Total decrease in net assets	(147,316,715)	(12,270,004)	(835,768)	(7,446,117)
NET ASSETS:
Beginning of period	836,149,571	848,419,575	21,693,356	29,139,473
End of period	$688,832,856	$836,149,571	$20,857,588	$21,693,356

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
OPERATIONS:
Net investment loss	$(386,527)	$(1,501,155)	$(112,572)	$(292,722)
Net realized gain (loss) on sale of investments and foreign currency	14,404,999	3,399,767	(301,358)	2,288,438
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(7,574,539)	41,392,916	3,916,043	5,652,984
Net increase in net assets resulting from operations	6,443,933	43,291,528	3,502,113	7,648,700
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	199,343	3,378,417	1,537,307	1,669,526
Withdrawals	(47,885,992)	(61,584,399)	(2,111,153)	(7,920,328)
Net decrease in net assets resulting from beneficial interest transactions	(47,686,649)	(58,205,982)	(573,846)	(6,250,802)
Total increase (decrease) in net assets	(41,242,716)	(14,914,454)	2,928,267	1,397,898
NET ASSETS:
Beginning of period	205,198,699	220,113,153	43,583,174	42,185,276
End of period	$163,955,983	$205,198,699	$46,511,441	$43,583,174

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-Disciplinary
	Income Portfolio		Income Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2017	December 31,	June 30, 2017	December 31,
	(Unaudited)	2016	(Unaudited)	2016
OPERATIONS:
Net investment income (loss)	$(31,006)	$(43,546)	$1,298,054	$3,682,129
Net realized gain (loss) on sale of investments, foreign currency and written options and distributions received from other investment companies	563,760	977,751	471,087	(921,284)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	(179,643)	76,212	655,926	5,856,332
Net increase in net assets resulting from operations	353,111	1,010,417	2,425,067	8,617,177
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	4,060,233	8,604,731	7,309,881	15,622,153
Withdrawals	(3,961,880)	(9,431,198)	(53,059,057)	(14,931,782)
Net increase (decrease) in net assets resulting from beneficial interest transactions	98,353	(826,467)	(45,749,176)	690,371
Total increase (decrease) in net assets	451,464	183,950	(43,324,109)	9,307,548
NET ASSETS:
Beginning of period	28,042,009	27,858,059	99,774,102	90,466,554
End of period	$28,493,473	$28,042,009	$56,449,993	$99,774,102

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2017 (Unaudited)

1. Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust, except The Global Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components.

2. Significant Accounting Policies

Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted,

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price or quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2017, 0.08% and 0.00% of the net assets of The Internet Portfolio and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2017.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or unencumbered, liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. The 144A securities have been deemed to be liquid by the Master Portfolios Advisor under the supervision of the Board of Trustees. At June 30, 2017, the following Master Portfolios held securities restricted to institutional investors (144A Securities):

		Percentage of
	Market Value	Net Assets
The Multi-Disciplinary Income Portfolio	$13,428,015	23.79%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2017, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$92,740		0.08%
The Paradigm Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	189,000		0.33%

*	Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Significant Investments
The Portfolios may invest a greater percentage of their assets in one or more individual securities at any time. The greater percentage of assets in individual securities (not including short-term investments) expose the Portfolios to the risk of unanticipated industry conditions, the risks particular to a single company or security, and the risk of potentially lower liquidity. At June 30, 2017, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio invested approximately 24%, 22% and 19% of their respective net assets in individual securities.

Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value.

Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the Feeder Funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2017, open tax years include the tax years ended December 31, 2013, through 2016. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method. Other

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3. Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain Officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio’s average daily net assets.

For the six-month period ended June 30, 2017, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$718,485
The Global Portfolio	50,035
The Paradigm Portfolio	4,798,171
The Medical Portfolio	129,234
The Small Cap Opportunities Portfolio	1,155,211
The Market Opportunities Portfolio	274,576
The Alternative Income Portfolio	127,507
The Multi-Disciplinary Income Portfolio	475,296

For the six-month period ended June 30, 2017, the Trust was allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

4. Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolio Trust

At a meeting of the Board of Trustees of the Trust held on March 23, 2017, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the “Independent Trustees”), approved the Agreements with respect to each Master Portfolio. In reaching a decision to renew the Advisory

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the performance of the Funds over the one-, three-, five-and ten-year periods, as applicable ended December 31, 2016, and as compared to the relevant Lipper peer group, as well as the performance of the Funds as compared to their respective benchmark indices; (3) the contractual and actual compensation paid under the Agreements as compared to the compensation for the funds in the relevant peer group; (4) the expense ratios of the Funds, after expense waivers, as compared to expense ratios for relevant peer groups, along with relevant alternative methods to calculate fee structures; (5) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (6) the extent to which economies of scale are relevant given the current asset size and current asset growth potential; (7) the financial condition of the Adviser; (8) the cost of services provided by the Adviser and the Adviser’s profitability from each Fund for the year ended December 31, 2016; (9) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Companies; (10) the Adviser’s operations, compliance program and policies with respect to the Code of Ethics; (11) that each Fund and each Portfolio is designed for long-term investors; and (12) the policies and procedures that are in place to address, among other things, informational and cyber-related security.

The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Trust’s administrator. The Independent Trustees also discussed the continuing viability of the Master Portfolios.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

5. Securities Transactions

Purchases and sales of investment securities, other than short-term investments and short-term options, for the six-month period ended June 30, 2017, were as follows:

	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$164,681	$—	$7,962,049
The Global Portfolio	—	515,452	—	165,110
The Paradigm Portfolio	—	1,744,654	—	77,132,689
The Medical Portfolio	—	—	—	2,338,981
The Small Cap
Opportunities Portfolio	—	8,632,976	—	42,146,508
The Market Opportunities
Portfolio	—	78,433	—	852,296
The Alternative Income Portfolio	—	4,785	700,000	5,242,750
The Multi-Disciplinary
Income Portfolio	—	7,066,593	—	48,572,873

As of December 31, 2016, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Internet	Global	Paradigm	Medical
Tax Cost of Investments	$76,134,089	$6,496,774	$574,072,640	$16,997,502
Unrealized Appreciation	38,337,797	1,552,631	329,581,363	8,060,850
Unrealized Depreciation	(360,769)	(504,883)	(63,231,143)	(1,955,486)
Net Unrealized Appreciation	$37,977,028	$1,047,748	$266,350,220	$6,105,364

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Tax Cost of Investments	$208,890,387	$34,379,968	$28,252,041	$103,056,207
Unrealized Appreciation	62,473,919	15,396,641	238,277	2,391,599
Unrealized Depreciation	(61,176,626)	(6,465,611)	(273,061)	(3,407,393)
Net Unrealized Appreciation
(Depreciation)	$1,297,293	$8,931,030	$(34,784)	$(1,015,794)

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

For the six-month period ended June 30, 2017, the Master Portfolios wrote the following options:

	Number of	Premium
	Contracts	Amount
The Alternative Income Portfolio
Outstanding at January 1, 2017	791	$291,088
Options Written	368	328,016
Options Exercised	—	—
Options Expired	(718)	(235,504)
Options Closed	(389)	(342,354)
Outstanding at June 30, 2017	52	$41,246

The Multi-Disciplinary Income Portfolio
Outstanding at January 1, 2017	20	$4,586
Options Written	—	—
Options Exercised	—	—
Options Expired	(20)	(4,586)
Options Closed	—	—
Outstanding at June 30, 2017	—	$—

6. Portfolio Securities Loaned

As of June 30, 2017, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

 of the securities on loan and the value of the related collateral at June 30, 2017, were as follows:

	Securities	Collateral
The Internet Portfolio	$3,869,100	$4,050,600
The Global Portfolio	551	561
The Paradigm Portfolio	2,640,865	2,721,838
The Medical Portfolio	199,970	209,975
The Small Cap Opportunities Portfolio	3,193,504	3,356,328
The Market Opportunities Portfolio	—	—
The Alternative Income Portfolio	—	—
The Multi-Disciplinary Income Portfolio	1,250,633	1,274,050

7. Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total Return*	13.85	%(2)	3.09%	(4.95)%	0.28%	44.75%	23.76%
Ratio of expenses to average net assets:	1.37	%(1)	1.37%	1.35%	1.34%	1.37%	1.37%
Ratio of net investment income (loss)to average net assets:	(0.97	)%(1)	(1.18)%	(1.05)%	(0.90)%	(0.84)%	0.16%
Portfolio turnover rate	0%		2%	1%	1%	8%	9%

	The Global Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total Return*	8.77	%(2)	14.13%	(14.13)%	(12.10)%	28.25%	22.78%
Ratio of expenses to average net assets:	1.61	%(1)	1.66%	1.69%	1.60%	1.73%	1.77%
Ratio of net investment income (loss) to average net assets:	(0.74	)%(1)	(0.44)%	(0.59)%	(0.52)%	(0.12)%	0.40%
Portfolio turnover rate	3%		11%	16%	14%	15%	23%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

	The Paradigm Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total Return*	7.18	%(2)	20.72%	(8.04)%	(0.48)%	44.36%	22.06%
Ratio of expenses to average net assets:	1.37	%(1)	1.37%	1.35%	1.33%	1.35%	1.36%
Ratio of net investment income (loss) to average net assets:	(0.72	)%(1)	(0.84)%	(0.63)%	(0.72)%	(0.23)%	0.50%
Portfolio turnover rate	0%		2%	2%	7%	4%	6%

	The Medical Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total Return*	9.09	%(2)	(8.04)%	6.58%	16.42%	49.23%	8.81%
Ratio of expenses to average net assets:	1.43	%(1)	1.42%	1.40%	1.41%	1.41%	1.44%
Ratio of net investment income (loss) to average net assets:	1.49	%(1)	0.66%	0.24%	0.44%	(0.02)%	1.62%
Portfolio turnover rate	0%		0%	12%	3%	12%	0%

	The Small Cap Opportunities Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total Return*	4.35	%(2)	24.67%	(11.97)%	(6.98)%	59.69%	26.94%
Ratio of expenses to average net assets:	1.38	%(1)	1.36%	1.35%	1.34%	1.35%	1.44%
Ratio of net investment income (loss) to average net assets:	(0.42	)%(1)	(0.75)%	(0.65)%	(0.59)%	0.01%	0.27%
Portfolio turnover rate	5%		4%	2%	19%	6%	22%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

	The Market Opportunities Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total Return*	8.13	%(2)	20.68%	(8.87)%	(5.30)%	46.98%	17.73%
Ratio of expenses to average net assets:	1.40	%(1)	1.41%	1.40%	1.39%	1.40%	1.43%
Ratio of net investment income (loss) to average net assets:	(0.51	)%(1)	(0.73)%	(0.66)%	(0.30)%	0.27%	0.44%
Portfolio turnover rate	0%		5%	2%	18%	21%	26%

	The Alternative Income Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total Return*	1.21	%(2)	3.85%	2.73%	1.23%	4.92%	10.05%
Ratio of expenses to average net assets:	1.06	%(1)	1.10%	1.16%	1.22%	1.25%	1.49%
Ratio of net investment income (loss) to average net assets:	(0.22	)%(1)	(0.16)%	(0.20)%	(0.40)%	(0.54)%	1.99%
Portfolio turnover rate	0%		1%	6%	17%	19%	56%

	The Multi-Disciplinary Income Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2017		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014	2013	2012
Total Return*	3.59	%(2)	10.52%	(2.05)%	2.58%	4.39%	15.42%
Ratio of expenses to average net assets:	1.40	%(1)	1.38%	1.37%	1.37%	1.39%	1.45%
Ratio of net investment income to average net assets:	3.41	%(1)	4.13%	3.50%	3.06%	1.87%	3.23%
Portfolio turnover rate	10%		9%	10%	35%	54%	41%

*	The returns are calculated by adjusting the corresponding No-Load Feeder returns by Feeder expenses and reimbursements.
(1)	Annualized.
(2)	Not annualized.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

8. Summary of Fair Value Exposure

Various inputs are used in determining the value of a Master Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2017:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$68,349,605	$2,604,914	(1)	$92,740	(2)	$71,047,259
Escrow Notes	—	—		—	*	—	*
Closed-End Funds	217,920	—		—		217,920
Short-Term Investments	970	50,318,936		—		50,319,906
Investments Purchased with the Cash
Proceeds from Securities Lending	4,050,600	—		—		4,050,600
Total Investments in Securities	$72,619,095	$52,923,850		$92,740		$125,635,685

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Administrative and Support Services	$1,560
Cable Distributor	2,598,139
Telecommunications	5,215
$2,604,914

(2)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investment in the following industry:

Securities, Commodity Contracts, and
Other Financial Investments and Related Activities	$92,740

For the six-month period ended June 30, 2017, there were no transfers into or out of Level 1, Level 2 or Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2016	$26,368
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	66,372
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2017	$92,740

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

	Fair Value at		Valuation	Unobservable
Description	6/30/2017		Techniques	Input	Range
Common Stocks	$320.90		Accreting or	No active	$76.33-$400.94
			amortizing the	market
premium or discount
until maturity of the
restriction period.
Escrow Notes	—	*	Conservative Value	No active	$0.00-$0.00
			Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Global Portfolio
The following is a summary of the inputs used to value The Global Portfolio’s net assets as of June 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total

Common Stocks	$4,548,949	$779,841	(1)	$—	$5,328,790
Preferred Stocks	—	6,695		—	6,695
Corporate Bonds	—	31,106		—	31,106
Warrants	2,836	4,744		—	7,580
Short-Term Investments	1,440	3,374,359		—	3,375,799
Investments Purchased with the Cash
Proceeds from Securities Lending	561	—		—	561
Total Investments in Securities	$4,553,786	$4,196,745		$—	$8,750,531

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$240,401
Cable Distributor	8,719
Holding Company	330,000
Other Information Services	892
Publishing Industries (except Internet)	619
Real Estate	199,210
$779,841
Transfers out of Level 1 into Level 2	$1,511

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.

Transfers between levels are recognized at the end of the reporting period.

For the six-month period ended June 30, 2017, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2017:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$616,921,057	$27,010,603	(1)	$—		$643,931,660
Preferred Stocks	—	2,821		—		2,821
Escrow Notes	—	—		—	*	—	*
Closed-End Funds	2,065	—		—		2,065
Warrants	—	2,005		—		2,005
Short-Term Investments	—	44,293,781		—		44,293,781
Investments Purchased with the Cash
Proceeds from Securities Lending	2,721,838	—		—		2,721,838
Total Investments in Securities	$619,644,960	$71,309,210		$—	*	$690,954,170

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$19,422,469
Holding Company	1,680,000
Oil and Gas Extraction	4,301,965
Real Estate	1,606,169
$27,010,603
Transfers out of Level 1 into Level 2	$1,680,000

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity. Transfers between levels are recognized at the end of the reporting period.

For the six-month period ended June 30, 2017, there were no transfers into or out of Level 3.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2016	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2017	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

	Fair Value at		Valuation	Unobservable
Description	6/30/17		Techniques	Input	Range
Escrow Notes	$—	*	Conservative Value	No active	$0.00-$0.00
			Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

The Medical Portfolio
The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,640,488	$—	$—	$20,640,488
Rights	9,270	—	—	9,270
Short-Term Investments	283	210,846	—	211,129
Investments Purchased with the Cash
Proceeds from Securities Lending	209,975	—	—	209,975
Total Investments in Securities	$20,860,016	$210,846	$—	$21,070,862

Transfers out of Level 2 into Level 1	$3,366

Transfers were made out of Level 2 into Level 1 due to an increase in market activity.

Transfers between levels are recognized at the end of the reporting period.

For the six-month period ended June 30, 2017, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

The Small Cap Opportunities Portfolio
The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2017:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$133,660,851	$25,032,054	(1)	$—	$158,692,905
Preferred Stocks	—	675,129		—	675,129
Warrants	—	478,678		—	478,678
Short-Term Investments	839	4,123,490		—	4,124,329
Investments Purchased with the Cash
Proceeds from Securities Lending	3,356,328	—		—	3,356,328
Total Investments in Securities	$137,018,018	$30,309,351		$—	$167,327,369

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$12,245,925
Publishing Industries (except Internet)	166,782
Real Estate	12,452,067
Telecommunications	167,280
$25,032,054

Transfers out of Level 1 into Level 2	$166,782

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.

Transfers between levels are recognized at the end of the reporting period.

For the six-month period ended June 30, 2017, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

The Market Opportunities Portfolio
The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2017:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$29,900,142	$5,186,175	(1)	$—	$35,086,317
Preferred Stocks	—	153,816		—	153,816
Corporate Bonds	—	4,331		—	4,331
Warrants		109,058		—	109,058
Short-Term Investments	581	11,217,557		—	11,218,138
Total Investments in Securities	$29,900,723	$16,670,937		$—	$46,571,660

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$3,637,896
Real Estate	1,548,279
$5,186,175

For the six-month period ended June 30, 2017, there were no transfers into or out of Level 1, Level 2, or investments in Level 3 securities.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2016	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—	*
Transfer in and or out of Level 3	—
Balance as of June 30, 2017	$—

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

The Alternative Income Portfolio
The following is a summary of the inputs used to value The Alternative Income Portfolio’s net assets as of June 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$849,921	$—	$849,921
Exchange Traded Funds	5,793,682	—	—	5,793,682
Short-Term Investments	1,391,932	20,385,884	—	21,777,816
Total Investments in Securities	$7,185,614	$21,235,805	$—	$28,421,419

Liabilities
Put Options Written	$—	$29,103	$—	$29,103

For the six-month period ended June 30, 2017, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

The Multi-Disciplinary Income Portfolio
The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio’s net assets as of June 30, 2017:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$870,156	$—	$870,156
Corporate Bonds	—	43,434,001	—	43,434,001
Municipal Bonds	—	189,000	—	189,000
Exchange Traded Notes	7,026	—	—	7,026
Closed-End Funds	5,610,582	—	—	5,610,582
Short-Term Investments	9,022	6,033,225	—	6,042,247
Investments Purchased with the Cash
Proceeds from Securities Lending	1,274,050	—	—	1,274,050
Total Investments in Securities	$6,900,680	$50,526,382	$—	$57,427,062

For the six-month period ended June 30, 2017, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

9.	Disclosures about Derivative Instruments and Hedging Activities

The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The following is a summary of the fair value and location of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2017:

		Statement of Assets & Liabilities
	Derivative Equity Contracts	Liability Description	Liability Fair Value
The Alternative Income Portfolio	Put Options	Written options,
	Written	at value	$29,103

The following is a summary of the transactions in and effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2017:

		Statement of Operations
			Change in Unrealized
	Derivative Equity Contracts	Realized Gain (Loss)	Appreciation (Depreciation)
The Global Portfolio	Purchased Put Options	$4,137	$3,844
The Paradigm Portfolio	Purchased Put Options	23,953	22,283
The Market Opportu-
nities Portfolio	Purchased Put Options	8,014	7,458
The Alternative
Income Portfolio	Put Options Written	560,578	(204,413)
The Multi-Disciplinary
Income Portfolio	Put Options Written	4,586	(4,542)

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

The following is a summary of the volume of derivative instrument activity during the six-month period ended June 30, 2017:

		Number of		Average
		Contracts	Premiums	Quarterly
		Purchased or	Paid or	Market
	Derivative Equity Contracts	Written	Received	Value
The Global Portfolio	Purchased Put Options	—	$—	$—	*
The Paradigm Portfolio	Purchased Put Options	—	—	—	*
The Market Opportu-
nities Portfolio	Purchased Put Options	—	—	—	*
The Alternative
Income Portfolio	Put Options Written	368	$328,016	$25,616
The Multi-Disciplinary
Income Portfolio	Put Options Written	—	—	—	*

*	The Global Portfolio, The Paradigm Portfolio and The Market Opportunities Portfolio had purchased put options at December 31, 2016 that closed before January 31, 2017. Since there were no options in the portfolios at each of the month ends of the period, the average quarterly market value for each portfolio is $0. The Multi-Disciplinary Income Portfolio had written put options at December 31, 2016 which expired before January 31, 2017. Since there were no options in the portfolio at each of the month ends of the period, the average quarterly market value is $0.

10.	Offsetting Assets and Liabilities

The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at prearranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

threshold depending on the counterparty and the type of Master Netting Arrangement.

		Gross Amounts	Net Amounts Presented	Gross Amounts not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities	Offset in the Statement of Assets & Liabilities	in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
The Internet Portfolio
Securities Lending	$4,050,600	$—	$4,050,600	$4,050,600	$—	$—
	$4,050,600	$—	$4,050,600	$4,050,600	$—	$—
The Global Portfolio
Securities Lending	$561	$—	$561	$561	$—	$—
	$561	$—	$561	$561	$—	$—
The Paradigm Portfolio
Securities Lending	$2,721,838	$—	$2,721,838	$2,721,838	$—	$—
	$2,721,838	$—	$2,721,838	$2,721,838	$—	$—
The Medical Portfolio
Securities Lending	$209,975	$—	$209,975	$209,975	$—	$—
	$209,975	$—	$209,975	$209,975	$—	$—
The Small Cap
Opportunities Portfolio
Securities Lending	$3,356,328	$—	$3,356,328	$3,356,328	$—	$—
	$3,356,328	$—	$3,356,328	$3,356,328	$—	$—
The Alternative
Income Portfolio
Written Options	$29,103	$—	$29,103	$—	$29,103	$—
	$29,103	$—	$29,103	$—	$29,103	$—
The Multi-Disciplinary
Income Portfolio
Securities Lending	$1,274,050	$—	$1,274,050	$1,274,050	$—	$—
	$1,274,050	$—	$1,274,050	$1,274,050	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

11.	Affiliated Issuers

Under section 2(a)(3) of the 1940 Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.

Investments in affiliated companies for The Paradigm Portfolio as of June 30, 2017, are shown below:

	Fair value at			Net	Change in	Fair value at
Name	December 31,		Sales	Realized	Unrealized	June 30,	Dividend
of Issuer	2016	Purchases	Proceeds	Gain	Appreciation	2017	Income
Associated
Capital
Group, Inc. -
Class A*	$8,790,660	$—	$231,722	$24,477	$283,785	$8,867,200	$52,920
Texas Pacific
Land Trust	$179,426,549	$—	$12,678,965	$11,882,897	$(13,892,758)	$164,737,723	$802,111

	Number of			Number of
	shares held at			shares held at
	December 31,		Sales	June 30,
Name of Issuer	2016	Purchases	Proceeds	2017
Associated Capital
Group, Inc. - Class A*	267,600	—	(6,800)	260,800
Texas Pacific Land Trust	604,598	—	(43,846)	560,752

*	Not an affiliate at December 31, 2016.

12.	Information about Proxy Voting

Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds’ website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

13.	Information about the Portfolio Holdings

The Master Portfolios file their complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Master Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2017 (Unaudited)

the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

14.	Other Information

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

15.	Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

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Kinetics Mutual
Funds, Inc.

615 East Michigan Street
Milwaukee, WI 53202

INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016

ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)* /s/ Peter B. Doyle
   Peter B. Doyle, President

Date   9/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Peter B. Doyle
 Peter B. Doyle, President

Date   9/6/2017

By (Signature and Title)* /s/ Leonid Polyakov
                 Leonid Polyakov, Treasurer

Date   9/6/2017

* Print the name and title of each signing officer under his or her signature.